UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Brian C. Janssen

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®
Annual report for the year ended December 31, 2020

Find diverse total
return opportunities
in global bonds

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.79%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.78%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Investment portfolio

37	Financial statements

66	Board of trustees and other officers

Fellow investors:

Global bonds rallied during Capital World Bond Fund’s fiscal year overall. There were several setbacks along the way in 2020 — notably, a sharp selloff in March prompted by the COVID-19 pandemic and ensuing economic shutdowns across the globe. Since then, an unprecedented monetary and fiscal response by central banks and governments has helped lift bond markets.

Against this eventful backdrop, Capital World Bond Fund recorded a return of 9.90% for the 12-month period ended December 31, 2020. This result outpaced the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade (rated BBB/Baa and above) fixed income markets, which rose 9.20%. See the table below for longer term results.

The fund paid dividends of 10 cents in March, June, September and December, as well as a capital gains of just over one cent and 27 cents a share in June and December, respectively. Fund investors who reinvested their dividends and capital gains earned an income return of 1.99%, while the figure was 1.97% for those who took dividends in cash.

Sector/industry allocation helped results relative to the market index, as did careful security selection as well as the fund’s chosen exposure to countries. Investments in government bonds from Greece, Romania and Mexico were the largest individual contributors to results relative to the benchmark for the 12-month period ended December 31, 2020; French and Japanese government bonds were among the larger individual detractors.

Overall currency positioning hurt relative results, with exposure to the euro and Swiss franc both meaningful negatives. The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies our analysts favor — sometimes using derivatives such as forward currency contracts to increase or decrease currency exposures. Similarly, interest rate swaps can help the fund to gain more precisely targeted exposures to interest rates in specific countries.

Results at a glance

For periods ended December 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	7.46%	9.90%	5.03%	3.02%	6.04%
Bloomberg Barclays Global Aggregate Index[2]	6.03	9.20	4.79	2.83	5.96
Lipper Global Income Funds Average[3]	6.17	7.87	4.76	3.19	6.18

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2021 FTSE Index LLC. All rights reserved.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

The fund’s 12-month result outpaced the Lipper Global Income Funds Average, a peer group measure, which gained 7.87%. As a category, “Global Income” includes a broad spectrum of funds, such as those with substantial investments in high-yield (rated BB/Ba and below) bonds, for example.

It’s interesting to note that in the run-up to the March selloff, we sought to reduce risk as our investment team grew increasingly nervous about the possibility of a pandemic. Flexible management — a hallmark of this fund’s approach — therefore helped deliver a measure of resilience, when it was needed most. In contrast to some competitors, this fund strives to take a relatively cautious and diversified approach.

United States

Even the most experienced investors will likely regard 2020 as one of the most eventful years of recent times. March 2020, in particular, proved pivotal. Bond market volatility reached levels not seen since the global financial crisis, before relenting as the U.S. Federal Reserve and government unleashed a massive policy response. Economic data from around this time painted a gloomy picture. The unemployment rate, for instance, went from a 50-year low to an 80-year high in the three months through April.

The fed funds target rate was cut by 150 basis points to a range of 0% to 0.25%. The Fed also revisited its global financial crisis playbook. It launched large-scale asset purchases (quantitative easing). In addition, programs designed to backstop bond issuers and support market liquidity (so that bonds could continue to be bought and sold at a “reasonable” cost) were reenacted.

The CARES Act, a $2.2 trillion coronavirus stimulus package, was signed into law on March 27. This was then augmented at year-end with an additional $900 billion stimulus. There have been encouraging signs in the economic data: The unemployment rate, for instance, has trended lower — from 14.8% in April to 6.7% by year-end.

Notable changes to U.S. exposure during the 12-month period ended December 31, 2020, included a significant reduction of investments in Treasury Inflation-Protected Securities (TIPS) Treasuries. Excluding cash, U.S. dollar-denominated debt accounted for 39.4% of the fund’s portfolio as of December 31, before currency hedging. This amount included 9.9% in Treasury bonds and notes.

Europe

The European Central Bank (ECB) unveiled a raft of measures designed to counter the economic threat posed by the pandemic. It eased some conditions associated with its loans to banks and expanded its existing asset purchases (quantitative easing, or QE). The ECB also created an additional €750 billion temporary asset purchase. This latter effort was recently enlarged and extended to allow public and private assets to be bought through March 2022.

We anticipate much greater coordination between monetary and fiscal efforts, though slower, single-digit growth rates seem likely over the next few years. Significantly, Brexit passed a critical milestone in December. The U.K. and European Union finally signed the trade and cooperation agreement that will define their new economic relationship. The yield (which moves inversely to price) on the 10-year German bund declined

2	Capital World Bond Fund

by 0.38 percentage points, ending the 12-month period at –0.57%; the euro rallied strongly to end the year 9.0% higher against the U.S. dollar.

Investments in European government bonds accounted for 17.4% of the fund’s portfolio (before currency hedging) as of December 31. Portfolio managers trimmed exposure overall, with notable reductions in holdings of government bonds from France, Greece and Poland. Though we did add to investments in Romania and the U.K. earlier in the period, we’re generally seeing less value across Europe.

Other developed markets

In Japan, where rates have been anchored near-zero since the 1990s, the central bank also adopted a “whatever it takes” approach. The Bank of Japan injected liquidity into markets by purchasing equities, bonds and other assets. With the pandemic exacerbating a slowdown that began with a consumption tax increase in late 2019, the economy entered its first recession since 2015.

Following Prime Minister Shinzo Abe’s resignation in September 2020, his successor, Yoshihide Suga, promised policy continuity. The government has launched stimulus packages to aid households and businesses. Yields for 10-year Japanese government bonds were slightly positive at year-end.

Given the prevalence of sub- and near-zero yields among Japanese bonds, the fund’s exposure to Japan remains less than that of the index. As of December 31, Japanese government bonds accounted for 8.3% of the fund’s portfolio, before currency hedging.

Developing markets

Emerging markets bonds fared well in 2020, notching strong gains overall. We increased investments in Chinese bonds. Investor demand appears set to rise as Chinese bonds become a more prominent component of several widely used indexes. Alongside China, Mexico and Malaysia were among the fund portfolio’s larger holdings as of December 31.

Looking ahead

The rollout of vaccinations has bolstered optimism around the outlook for the global economy. Recent manufacturing and trade data signal a synchronized global recovery is, indeed, underway. At the same time, historically loose financial conditions in the U.S. and beyond are helping support bonds. Already, many parts of the global bond market seem to price in a “return to normal” in 2021.

We remain mindful that there could still be some setbacks. For example, the rollout of vaccinations may not be as broad and speedy as hoped. And, even if it’s smooth sailing, there’s the possibility that a stronger-than-expected recovery may prompt a reversal of supportive fiscal and monetary policies.

To ensure the fund remains flexible as it strives to find the best opportunities, the global team of investment professionals meets two or three times a year (in 2020, these Global Strategy Meetings were virtual, of course) to discuss asset allocation, currencies, risk and relative value. Our global strategy process has a dynamic impact on portfolio construction, as seen most obviously when we sought to reduce risk in early 2020, prior to the market selloff.

One major theme we’re positioning the portfolio for is a weaker U.S. dollar. With interest rates and broader monetary policy converging, one of the main tailwinds to dollar strength in recent years has diminished. We see widespread potential for appreciation against the U.S. dollar. After climbing 5.3% in 2020, we think the Japanese yen could still strengthen — further enhancing the relative attractiveness of Japanese bond yields.

We’ve also been finding attractive opportunities in government bonds from East Asia and select emerging economies. Some commodity-producing nations, such as Chile, for example have offered valuations that have rarely appeared so favorable.

Thank you for your continued commitment to our risk-disciplined and long-term approach to global bond investing.

We look forward to reporting to you again in 12 months.

Cordially,

Thomas H. Høgh
President

February 12, 2021

For current information about the fund, visit capitalgroup.com.

Capital World Bond Fund	3

The value of a long-term perspective

How a hypothetical $10,000 investment has grown over the fund’s lifetime.

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Investing for short periods makes losses more likely.

$70,000
40,000
20,000
10,000
9,000
$69,128[3,4]
Bloomberg Barclays Global Aggregate Index
$68,243[3]
Capital World Bond Fund
$67,330[3]
FTSE World Government Bond Index
$10,000
Original investment
'87[5]
'88
'89
'90
'91
'92
'93
'94
'95
'96
'97
'98
'99
'00
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15
'16
'17
'18
'19
'20
Year ended December 31

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]	With dividends and capital gains reinvested or interest compounded. Results of the FTSE World Government Bond Index are represented by the black line. FTSE data: © 2021 FTSE Index LLC. All rights reserved.
[4]	Bloomberg Barclays source: Bloomberg Index Services Ltd. Bloomberg Barclays Global Aggregate Index did not exist until December 31, 1989. For the period of August 4, 1987, through December 31, 1989, the FTSE World Government Bond Index results were used.
[5]	For the period of August 4, 1987, commencement of operations, through December 31, 1987.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended December 31, 2020)*

	1 year	5 years	10 years
Class A shares	5.78%	4.23%	2.63%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio is 0.92% for Class A shares as of the prospectus dated March 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

4	Capital World Bond Fund

Investment portfolio December 31, 2020

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.			Percent of net assets
Japan			8.33%
Eurozone*:
Italy	2.81%
Greece	2.11
Germany	.91
Spain	.80
France	.71
Netherlands	.50
Belgium	.13
Portugal	.13
Ireland	.06
Estonia	.02
Lithuania	.01
Luxembourg	—	†	8.19
China			6.28
United Kingdom			3.23
Mexico			2.49
Canada			2.27
Malaysia			1.97
Romania			1.73
Australia			1.49
Russian Federation			1.39
Indonesia			1.12
Israel			1.11
Serbia			1.03
Other countries			10.19
			50.82%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
†	Amount less than .01%

Bonds, notes & other debt instruments 91.38%	Principal amount (000)	Value (000)
Euros 15.79%
Abbott Laboratories 1.50% 2026	€2,215	$2,943
Allianz SE 0.25% 2023	1,900	2,354
Allianz SE 1.375% 2031	1,900	2,658
Allianz SE 5.625% 2042 (3-month EUR-EURIBOR + 5.00% on 10/17/2022)[1]	800	1,074
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	19,023
Altria Group, Inc. 2.20% 2027	33,268	44,396
American Honda Finance Corp. 1.60% 2022	3,830	4,790
American Honda Finance Corp. 1.95% 2024	3,110	4,089
Anglo American Capital PLC 1.625% 2026	3,900	5,070

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Anheuser-Busch InBev NV 1.125% 2027	€3,275	$4,281
AT&T Inc. 1.60% 2028	2,290	3,056
AT&T Inc. 2.05% 2032	6,250	8,719
Bayer Capital Corp. BV 1.50% 2026	5,400	7,066
Bayer Capital Corp. BV 2.125% 2029	2,000	2,799
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	7,710
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	16,652
Belgium (Kingdom of), Series 89, 0.10% 2030	150	192
Belgium (Kingdom of) 1.70% 2050	1,870	3,166
BMW Finance NV 0.50% 2022	3,000	3,716
BMW Finance NV 1.125% 2026	1,620	2,112
British American Tobacco International Finance PLC 2.75% 2025	8,000	10,804
Buzzi Unicem SpA 2.125% 2023	2,000	2,564
CaixaBank, SA 1.375% 2026	13,100	16,893
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	10,207
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EUR-EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	22,266
Chubb Ltd. 1.55% 2028	1,040	1,399
Cloverie PLC 1.75% 2024	7,100	9,329
Comcast Corp. 0.25% 2027	6,700	8,319
Comcast Corp. 1.25% 2040	1,300	1,727
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	5,190
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	6,194
Crédit Agricole SA 0.50% 2024	1,200	1,495
CRH Finance DAC 3.125% 2023	1,100	1,444
Danske Bank AS 2.75% 2026 (5-year EUR Mid-Swap + 1.52% on 5/19/2021)[1]	3,520	4,343
DH Europe Finance II SARL 0.45% 2028	2,550	3,178
Dow Chemical Co. 0.50% 2027	1,170	1,445
Dow Chemical Co. 1.125% 2032	640	813
Dow Chemical Co. 1.875% 2040	1,000	1,366
Egypt (Arab Republic of) 5.625% 2030	3,720	4,766
Egypt (Arab Republic of) 5.625% 2030	700	897
Egypt (Arab Republic of) 6.375% 2031	600	790
Emerson Electric Co. 1.25% 2025	1,500	1,956
Emerson Electric Co. 2.00% 2029	1,500	2,123
Enel Finance International SA 1.00% 2024	4,000	5,094
Estonia (Republic of) 0.125% 2030	1,790	2,257
European Financial Stability Facility 0.40% 2025	26,000	33,094
European Union 0% 2025	350	441
European Union 0% 2035	1,355	1,702
Fidelity National Information Services, Inc. 1.00% 2028	2,525	3,242
Fiserv, Inc. 1.125% 2027	3,760	4,874
Fiserv, Inc. 1.625% 2030	10,800	14,547
French Republic O.A.T. 1.00% 2027	740	997
French Republic O.A.T. 0% 2030	55,930	70,693
French Republic O.A.T. 1.25% 2034	10,090	14,685
French Republic O.A.T. 0.50% 2040	9,350	12,330
French Republic O.A.T. 2.00% 2048	870	1,550
French Republic O.A.T. 0.75% 2052	2,710	3,691
French Republic O.A.T. 1.75% 2066	380	707
General Motors Financial Co. 0.20% 2022[2]	1,360	1,667
Germany (Federal Republic of) 0.50% 2027	22,150	29,293
Germany (Federal Republic of) 0% 2030	41,350	53,370
Germany (Federal Republic of) 0% 2030	13,200	17,041
Germany (Federal Republic of) 0% 2030	1,346	1,744
Germany (Federal Republic of) 0% 2050	26,620	34,142
Greece (Hellenic Republic of) 4.375% 2022	14,630	19,148
Greece (Hellenic Republic of) 3.45% 2024	16,970	23,101
Greece (Hellenic Republic of) 3.375% 2025	107,195	148,656
Greece (Hellenic Republic of) 2.00% 2027	27,860	37,606
Greece (Hellenic Republic of) 3.75% 2028	36,040	54,219
Greece (Hellenic Republic of) 1.50% 2030	22,300	29,441
Groupe BPCE SA 0.875% 2024	700	880
Groupe BPCE SA 1.00% 2025	10,900	13,858
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]	1,100	1,410
Hannover Rück SE 1.125% 2028	4,200	5,646
HeidelbergCement AG 3.25% 2021	1,200	1,508
HeidelbergCement AG 1.50% 2025	2,000	2,580
Honeywell International Inc. 0.75% 2032	2,930	3,733

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	€1,600	$2,010
Indonesia (Republic of) 0.90% 2027	1,980	2,464
Ireland (Republic of) 0.90% 2028	280	378
Ireland (Republic of) 0.20% 2030	6,830	8,766
Israel (State of) 2.875% 2024	7,700	10,289
Israel (State of) 1.50% 2027	4,275	5,687
Israel (State of) 1.50% 2029	3,875	5,247
Italy (Republic of) 1.00% 2022	10,020	12,516
Italy (Republic of) 0.10% 2023[3]	53,579	66,896
Italy (Republic of) 1.85% 2025	30,640	40,744
Italy (Republic of) 0.85% 2027	56,940	72,688
Italy (Republic of) 0.95% 2027	74,550	95,630
Italy (Republic of) 2.80% 2028	41,144	60,045
Italy (Republic of) 3.00% 2029	615	917
Italy (Republic of) 1.35% 2030	1,360	1,799
Italy (Republic of) 1.65% 2030	10,002	13,561
Italy (Republic of) 1.45% 2036	16,570	21,756
Italy (Republic of) 3.85% 2049	1,440	2,781
Italy Buoni Poliennali Del Tesoro 0.90% 2031	20,960	26,511
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	15,606
Luxembourg (Grand Duchy of) 0% 2032	271	342
LYB International Finance BV 1.625% 2031	500	688
LYB International Finance II BV 0.875% 2026	1,000	1,265
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,470
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,403
Medtronic Global Holdings SCA 1.125% 2027	9,500	12,416
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,238
Morocco (Kingdom of) 3.50% 2024	7,730	10,310
Morocco (Kingdom of) 1.375% 2026	4,305	5,312
Morocco (Kingdom of) 2.00% 2030	5,030	6,246
Morocco (Kingdom of) 1.50% 2031	22,830	27,257
Morocco (Kingdom of) 1.50% 2031	9,350	11,163
Netherlands (Kingdom of the) 0% 2027	58,660	74,486
Nissan Motor Co., Ltd. 2.652% 2026	520	673
Orange SA 2.00% 2029	3,500	4,937
Petróleos Mexicanos 2.50% 2021	1,000	1,227
Philip Morris International Inc. 2.875% 2026	3,500	4,888
Philip Morris International Inc. 0.80% 2031	7,210	8,947
Philippines (Republic of) 0.70% 2029	5,480	6,738
Portuguese Republic 2.875% 2026	1,740	2,512
Portuguese Republic 1.95% 2029	820	1,176
Portuguese Republic 0.475% 2030	9,770	12,458
Portuguese Republic 0.90% 2035	1,170	1,534
Portuguese Republic 4.10% 2045	1,000	2,127
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	18,082
Raytheon Technologies Corp. 2.15% 2030	3,400	4,804
Rolls-Royce PLC 4.625% 2026	425	563
Romania 2.75% 2026	1,000	1,352
Romania 2.875% 2029	3,280	4,518
Romania 3.624% 2030	61,514	89,847
Romania 3.624% 2030	15,525	22,676
Romania 2.00% 2032	14,990	19,257
Romania 3.50% 2034	4,435	6,464
Romania 3.875% 2035	14,800	22,189
Romania 3.375% 2038	20,670	29,129
Romania 4.625% 2049	26,559	43,932
Romania 3.375% 2050	5,960	8,397
Russian Federation 2.875% 2025	15,600	21,083
Russian Federation 2.875% 2025	8,200	11,082
Serbia (Republic of) 3.125% 2027	90,983	129,304
Serbia (Republic of) 1.50% 2029	18,583	23,534
Spain (Kingdom of) 0.80% 2027	28,650	37,479
Spain (Kingdom of) 1.40% 2028	3,895	5,334
Spain (Kingdom of) 1.45% 2029	10,215	14,106
Spain (Kingdom of) 0.50% 2030	3,030	3,881
Spain (Kingdom of) 1.25% 2030	31,859	43,520
Spain (Kingdom of) 2.70% 2048	7,770	13,964
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,644

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
State Grid Overseas Investment Ltd. 1.25% 2022	€6,625	$8,214
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,614
State Grid Overseas Investment Ltd. 2.125% 2030	800	1,091
Stryker Corp. 0.25% 2024	5,290	6,546
Stryker Corp. 0.75% 2029	5,230	6,647
Stryker Corp. 1.00% 2031	2,410	3,086
Sweden (Kingdom of) 0.125% 2023	3,000	3,728
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	4,103
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	2,020
Toronto-Dominion Bank 0.375% 2024	1,550	1,924
TOTAL SA, junior subordinated, 1.75% (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	15,610	19,621
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,260
Tunisia (Republic of) 6.75% 2023	7,245	8,462
Tunisia (Republic of) 6.75% 2023	2,075	2,424
Tunisia (Republic of) 5.625% 2024	4,125	4,677
Tunisia (Republic of) 6.375% 2026	21,450	24,121
Ukraine 6.75% 2026	18,930	25,543
Ukraine 6.75% 2026	6,625	8,939
Ukraine 4.375% 2030	15,050	17,632
Ukraine 4.375% 2030	1,800	2,109
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap + 4.739% on 2/20/2024)[1]	7,750	10,343
Veolia Environnement 1.59% 2028	1,900	2,566
Volkswagen Financial Services AG 1.375% 2023	5,480	6,934
Volkswagen Leasing GMBH 0.50% 2022	760	937
Wellcome Trust Ltd. 1.125% 2027	3,000	3,950
Westlake Chemical Corp. 1.625% 2029	1,750	2,233
		2,340,290

Japanese yen 9.87%
Bank of China/Tokyo 0.42% 2021	¥700,000	6,787
Export-Import Bank of India 0.59% 2022	2,400,000	23,163
Goldman Sachs Group, Inc. 1.00% 2021[2]	313,000	3,043
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,299
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,098
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	996
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,197
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	1,002
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	997
Groupe BPCE SA 0.64% 2022	2,500,000	24,287
HSBC Holdings PLC 0.45% 2021	200,000	1,939
Hungary 0.52% 2023	200,000	1,938
Hungary, Series 6, 0.37% 2021	1,100,000	10,654
Indonesia (Republic of) 0.67% 2021	800,000	7,750
Indonesia (Republic of) 0.54% 2022	800,000	7,737
Indonesia (Republic of) 0.89% 2022	400,000	3,887
Indonesia (Republic of) 0.92% 2023	100,000	973
Indonesia (Republic of) 1.13% 2023	500,000	4,890
Intesa Sanpaolo SpA 1.36% 2022	600,000	5,851
Japan, Series 128, 0.10% 2021	5,233,800	50,733
Japan, Series 17, 0.10% 2023[3]	2,905,100	28,220
Japan, Series 19, 0.10% 2024[3]	8,840,184	85,786
Japan, Series 18, 0.10% 2024[3]	2,555,940	24,803
Japan, Series 20, 0.10% 2025[3]	3,373,290	32,735
Japan, Series 341, 0.30% 2025	1,567,450	15,488
Japan, Series 21, 0.10% 2026[3]	3,071,663	29,867
Japan, Series 346, 0.10% 2027	15,614,000	153,104
Japan, Series 23, 0.10% 2028[3]	22,856,517	222,046
Japan, Series 24, 0.10% 2029[3]	9,492,693	92,403
Japan, Series 356, 0.10% 2029	7,264,000	71,171
Japan, Series 145, 1.70% 2033	8,945,000	103,348
Japan, Series 152, 1.20% 2035	17,974,600	198,280
Japan, Series 161, 0.60% 2037	3,403,700	34,596
Japan, Series 173, 0.40% 2040	345,750	3,354
Japan, Series 42, 1.70% 2044	6,423,050	78,934
Japan, Series 53, 0.60% 2046	971,800	9,541
Korea National Oil Corp. 0.24% 2022	100,000	967
KT Corp. 0.38% 2021	1,600,000	15,501
KT Corp. 0.22% 2022	4,000,000	38,627

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen (continued)
Malayan Banking Bhd. 0.27% 2022		¥400,000	$3,875
Philippines (Republic of) 0.38% 2021		800,000	7,741
PT Perusahaan Listrik Negara 0.43% 2022		400,000	3,831
Santander Consumer Finance SA 0.325% 2022		100,000	964
Tunisia (Republic of) 3.28% 2027		700,000	4,745
United Mexican States 0.70% 2021		2,400,000	23,242
United Mexican States 0.62% 2022		200,000	1,930
United Mexican States 0.60% 2023		700,000	6,721
Volkswagen Financial Services Japan Ltd. 0.29% 2021		1,200,000	11,632
			1,463,673

Chinese yuan renminbi 6.28%
Agricultural Development Bank of China 3.75% 2029	CNY	58,370	8,996
Agricultural Development Bank of China 2.96% 2030		405,630	58,746
China (People’s Republic of), Series 1916, 3.12% 2026		479,900	73,390
China (People’s Republic of), Series INBK, 2.85% 2027		477,000	71,677
China (People’s Republic of), Series 1915, 3.13% 2029		75,090	11,396
China (People’s Republic of), Series 1906, 3.29% 2029		245,300	37,702
China (People’s Republic of), Series 1910, 3.86% 2049		1,397,560	217,044
China (People’s Republic of), Series INBK, 3.39% 2050		27,000	3,856
China Development Bank Corp., Series 1804, 4.69% 2023		200,000	31,675
China Development Bank Corp., Series 1909, 3.50% 2026		48,800	7,502
China Development Bank Corp., Series 2009, 3.39% 2027		236,990	36,118
China Development Bank Corp., Series 2004, 3.43% 2027		367,580	56,230
China Development Bank Corp., Series 1715, 4.24% 2027		602,200	96,355
China Development Bank Corp., Series 1805, 4.04% 2028		198,500	31,324
China Development Bank Corp., Series 1905, 3.48% 2029		760,500	115,232
China Development Bank Corp., Series 2005, 3.07% 2030		502,770	73,577
			930,820

British pounds 3.42%
Comcast Corp. 1.50% 2029		£600	864
Comcast Corp. 1.875% 2036		400	595
Electricité de France SA 6.00% 2114		700	1,835
Fiserv, Inc. 2.25% 2025		150	221
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]		8,000	12,489
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]		840	1,388
Lloyds Banking Group PLC 7.625% 2025		450	782
National Grid Transco PLC 1.375% 2026		290	414
National Grid Transco PLC 4.00% 2027		2,460	4,066
Nestlé Finance International Ltd. 2.25% 2023		400	581
Rolls-Royce PLC 5.75% 2027		375	569
United Kingdom 0.50% 2022		6,130	8,470
United Kingdom 1.75% 2022		19,400	27,388
United Kingdom 2.25% 2023		4,650	6,763
United Kingdom 0.625% 2025		2,100	2,963
United Kingdom 4.25% 2027		9,590	16,967
United Kingdom 1.625% 2028		5,885	9,033
United Kingdom 0.875% 2029		10,250	14,914
United Kingdom 0.375% 2030		25,220	35,039
United Kingdom 4.75% 2030		32,625	64,590
United Kingdom 4.25% 2032		21,361	42,182
United Kingdom 4.50% 2034		16,000	33,825
United Kingdom 0.625% 2035		58,938	81,844
United Kingdom 1.75% 2037		9,800	15,906
United Kingdom 3.25% 2044		16,550	34,840
United Kingdom 3.50% 2045		17,200	37,943
United Kingdom 1.50% 2047		6,460	10,457
United Kingdom 0.625% 2050		19,980	26,474
United Kingdom 1.625% 2054		1,350	2,349
United Kingdom 0.50% 2061		5,660	7,290
Vodafone Group PLC 5.625% 2025		540	924
Volkswagen Group of America Finance, LLC 3.375% 2026		700	1,081
Wal-Mart Stores, Inc. 5.625% 2034[2]		1,000	2,187
			507,233

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Canadian dollars 2.32%
Canada 0.75% 2021	C$	7,000	$5,500
Canada 1.00% 2022		16,200	12,905
Canada 2.25% 2025		125,860	107,080
Canada 2.25% 2029		147,155	131,412
Canada 3.50% 2045		2,970	3,529
Canada 2.75% 2048		22,100	23,832
Canada 2.00% 2051		3,000	2,833
National Australia Bank Ltd. 3.515% (Canada BA 3-month + 1.58% on 6/12/2025)[1]		5,472	4,582
Nova Scotia (Province of) 2.10% 2027		4,000	3,372
Quebec (Province of) 1.90% 2030		52,025	43,189
Saskatchewan (Province of) 2.65% 2027		4,000	3,477
Verizon Communications Inc. 2.50% 2030		851	711
Verizon Communications Inc. 3.625% 2050		1,280	1,109
			343,531

Mexican pesos 2.31%
América Móvil, SAB de CV 8.46% 2036	MXN	15,000	810
Petróleos Mexicanos 7.65% 2021		109,930	5,521
Petróleos Mexicanos 7.19% 2024		156,931	7,149
Petróleos Mexicanos 7.47% 2026		518,589	21,769
United Mexican States, Series M20, 10.00% 2024		1,528,900	91,973
United Mexican States, Series M, 5.75% 2026		359,000	18,871
United Mexican States, Series M, 7.50% 2027		2,452,869	140,377
United Mexican States, Series M20, 8.50% 2029		290,770	17,825
United Mexican States, Series M, 7.75% 2042		81,000	4,692
United Mexican States, Series M, 8.00% 2047		575,687	34,171
			343,158

Malaysian ringgits 1.91%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	196,500	52,926
Malaysia (Federation of), Series 0307, 3.502% 2027		28,000	7,418
Malaysia (Federation of), Series 0417, 3.899% 2027		89,000	24,286
Malaysia (Federation of), Series 0513, 3.733% 2028		12,120	3,283
Malaysia (Federation of), Series 0219, 3.885% 2029		61,670	16,874
Malaysia (Federation of), Series 0317, 4.762% 2037		8,830	2,554
Malaysia (Federation of), Series 0418, 4.893% 2038		212,168	62,267
Malaysia (Federation of), Series 0219, 4.467% 2039		58,000	16,256
Malaysia (Federation of), Series 0519, 3.757% 2040		159,119	41,578
Malaysia (Federation of), Series 0216, 4.736% 2046		35,205	10,010
Malaysia (Federation of), Series 0518, 4.921% 2048		95,376	28,036
Malaysia (Federation of), Series 0519, 4.638% 2049		38,250	10,682
Malaysia (Federation of), Series 0120, 4.065% 2050		24,289	6,282
			282,452

Danish kroner 1.80%
Nordea Kredit 0.50% 2040[4]	DKr	115,141	18,996
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]		28,903	4,969
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		964,088	159,194
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]		375,121	63,943
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]		13,875	2,408
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]		102,842	16,665
			266,175

Australian dollars 1.49%
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	87,750	78,080
Australia (Commonwealth of), Series 138, 3.25% 2029		12,030	11,111
Australia (Commonwealth of), Series 155, 2.50% 2030		7,520	6,627
Australia (Commonwealth of), Series 163, 1.00% 2031		137,550	105,533
Australia (Commonwealth of), Series 157, 1.50% 2031		5,000	4,044
Australia (Commonwealth of), Series 162, 1.75% 2051		22,000	16,158
			221,553

Russian rubles 1.06%
Russian Federation 7.00% 2023	RUB	1,629,400	23,237
Russian Federation 7.10% 2024		184,000	2,669
Russian Federation 7.15% 2025		174,510	2,553
Russian Federation 8.15% 2027		669,755	10,302
Russian Federation 2.50% 2028[3]		187,345	2,566

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Russian rubles (continued)
Russian Federation 6.90% 2029	RUB	1,895,875	$27,568
Russian Federation 7.65% 2030		2,762,000	42,190
Russian Federation 8.50% 2031		619,940	10,069
Russian Federation 7.70% 2033		1,442,510	21,986
Russian Federation 7.25% 2034		941,725	13,862
			157,002

Colombian pesos 0.76%
Colombia (Republic of), Series B, 7.50% 2026	COP	4,290,000	1,451
Colombia (Republic of) 5.75% 2027		178,265,600	55,329
Colombia (Republic of), Series B, 6.00% 2028		9,464,900	2,968
Colombia (Republic of), Series B, 7.75% 2030		39,089,600	13,454
Colombia (Republic of), Series B, 7.00% 2032		2,362,600	764
Colombia (Republic of), Series B, 7.25% 2034		22,210,800	7,281
Colombia (Republic of) 7.25% 2050		98,394,400	31,053
			112,300

Israeli shekels 0.66%
Israel (State of) 2.00% 2027	ILS	160,700	54,908
Israel (State of) 5.50% 2042		80,200	42,752
Israel (State of) 3.75% 2047		1,780	774
			98,434

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR	34,635,000	2,721
Indonesia (Republic of), Series 81, 6.50% 2025		27,668,000	2,078
Indonesia (Republic of), Series 84, 7.25% 2026		96,701,000	7,451
Indonesia (Republic of), Series 56, 8.375% 2026		28,400,000	2,318
Indonesia (Republic of), Series 59, 7.00% 2027		165,182,000	12,689
Indonesia (Republic of), Series 78, 8.25% 2029		375,394,000	30,836
Indonesia (Republic of), Series 82, 7.00% 2030		129,393,000	9,988
Indonesia (Republic of), Series 87, 6.50% 2031		102,374,000	7,631
Indonesia (Republic of), Series 74, 7.50% 2032		40,550,000	3,148
Indonesia (Republic of), Series 65, 6.625% 2033		101,376,000	7,424
Indonesia (Republic of), Series 68, 8.375% 2034		143,239,000	11,910
			98,194

South Korean won 0.59%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	47,598,600	44,243
South Korea (Republic of), Series 2712, 2.375% 2027		43,869,200	42,691
			86,934

Brazilian reais 0.46%
Brazil (Federative Republic of) 6.00% 2023[3]	BRL	11,388	2,427
Brazil (Federative Republic of) 6.00% 2024[3]		187,059	40,980
Brazil (Federative Republic of) 10.00% 2027		86,300	19,659
Brazil (Federative Republic of) 6.00% 2030[3]		11,458	2,745
Brazil (Federative Republic of) 6.00% 2050[3]		11,111	2,916
			68,727

New Zealand dollars 0.40%
New Zealand 0.25% 2028	NZ$	4,000	2,779
New Zealand 1.75% 2041		79,000	56,070
			58,849

South African rand 0.35%
South Africa (Republic of) 8.00% 2030	ZAR	92,550	6,014
South Africa (Republic of), Series R-2048, 8.75% 2048		806,360	45,210
			51,224

Norwegian kroner 0.29%
Norway (Kingdom of) 3.75% 2021	NKr	26,160	3,095
Norway (Kingdom of) 1.75% 2025		309,000	37,804
Norway (Kingdom of) 1.375% 2030		16,010	1,941
			42,840

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ukrainian hryvnia 0.28%
Ukraine 15.36% 2021	UAH	9,699	$360
Ukraine 18.00% 2021		27,201	979
Ukraine 14.91% 2022		156,567	5,844
Ukraine 16.06% 2022		299,325	11,304
Ukraine 17.00% 2022		332,718	12,603
Ukraine 17.25% 2022		103,990	3,895
Ukraine 10.00% 2023		17,650	603
Ukraine 11.67% 2023		3,154	111
Ukraine 15.84% 2025		149,360	5,927
Ukraine 15.84% 2025		9,100	361
			41,987

Thai baht 0.26%
Thailand (Kingdom of) 2.125% 2026	THB	1,073,800	38,776

Singapore dollars 0.26%
Singapore (Republic of) 2.625% 2028	S$	20,541	17,602
Singapore (Republic of) 2.875% 2029		14,542	12,878
Singapore (Republic of) 2.875% 2030		8,767	7,886
			38,366

Chilean pesos 0.21%
Chile (Republic of) 4.50% 2026	CLP	17,420,000	28,126
Chile (Republic of) 2.30% 2028		380,000	533
Chile (Republic of) 2.80% 2033		2,125,000	2,891
			31,550

Peruvian nuevos soles 0.18%
Peru (Republic of) 6.15% 2032	PEN	45,728	15,376
Peru (Republic of) 6.90% 2037		5,081	1,735
Peru (Republic of) 5.35% 2040		30,929	8,898
			26,009

Polish zloty 0.16%
Poland (Republic of), Series 1024, 2.25% 2024	PLN	35,000	10,067
Poland (Republic of), Series 1029, 2.75% 2029		42,490	13,005
			23,072

Indian rupees 0.15%
HDFC Bank Ltd. 7.95% 2026	INR	200,000	2,999
India (Republic of) 7.57% 2033		18,050	275
India (Republic of) 7.73% 2034		199,000	3,105
National Highways Authority of India 7.17% 2021		920,000	13,015
National Highways Authority of India 7.27% 2022		210,000	3,009
			22,403

Dominican pesos 0.06%
Dominican Republic 9.75% 2026	DOP	484,050	8,966

Romanian leu 0.05%
Romania 4.75% 2025	RON	30,000	8,163

Hungarian forints 0.02%
Hungary, Series C, 1.50% 2023	HUF	1,000,000	3,439

Turkish lira 0.02%
Turkey (Republic of) 8.50% 2022	TRY	1,725	212
Turkey (Republic of) 2.80% 2023[3]		6,344	856
Turkey (Republic of) 4.10% 2024[3]		5,423	780
Turkey (Republic of) 10.60% 2026		6,400	807
			2,655

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ghanaian cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS	2,195	$356

Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW	7,400	174

Egyptian pounds 0.00%
Egypt (Arab Republic of) 18.40% 2024	EGP	450	32

U.S. dollars 39.31%
99 Escrow Issuer, Inc. 7.50% 2026[2]		$415	413
Abbott Laboratories 3.40% 2023		5,950	6,452
Abu Dhabi (Emirate of) 2.50% 2022[2]		10,600	10,988
Abu Dhabi (Emirate of) 0.75% 2023[2]		31,080	31,178
Abu Dhabi (Emirate of) 2.50% 2025[2]		3,695	3,954
Abu Dhabi (Emirate of) 3.125% 2027[2]		10,600	11,904
Abu Dhabi (Emirate of) 1.70% 2031[2]		630	631
Abu Dhabi (Emirate of) 3.875% 2050		1,000	1,222
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 2021[2]		1,000	1,054
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]		20,735	21,940
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]		440	550
Adobe Inc. 1.90% 2025		1,847	1,954
Adobe Inc. 2.15% 2027		11,654	12,511
Adobe Inc. 2.30% 2030		4,495	4,869
Advisor Group Holdings, LLC 6.25% 2028[2]		2,905	2,945
Affinity Gaming 6.875% 2027[2]		1,470	1,542
AG Merger Sub II, Inc. 10.75% 2027[2]		1,663	1,842
Air Products and Chemicals, Inc. 1.50% 2025		1,071	1,117
Air Products and Chemicals, Inc. 2.05% 2030		757	808
Air Products and Chemicals, Inc. 2.80% 2050		138	152
Aircastle Ltd. 5.25% 2025[2]		275	303
Albertsons Companies, Inc. 3.50% 2029[2]		275	278
Alexandria Real Estate Equities, Inc. 3.80% 2026		1,040	1,197
Alexandria Real Estate Equities, Inc. 3.95% 2028		465	541
Alexandria Real Estate Equities, Inc. 2.75% 2029		631	690
Alexandria Real Estate Equities, Inc. 4.50% 2029		1,000	1,224
Alexandria Real Estate Equities, Inc. 3.375% 2031		710	814
Alexandria Real Estate Equities, Inc. 1.875% 2033		744	744
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		2,355	2,524
Allied Universal Holdco LLC 9.75% 2027[2]		1,470	1,605
Allison Transmission Holdings, Inc. 3.75% 2031[2]		1,600	1,640
Allstate Corp. 0.75% 2025		690	694
Allstate Corp. 1.45% 2030		4,000	3,994
Allstate Corp. 3.85% 2049		250	314
Ally Financial Inc. 8.00% 2031		350	515
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]		1,705	1,714
Altria Group, Inc. 2.35% 2025		214	228
Altria Group, Inc. 3.40% 2030		137	154
Altria Group, Inc. 5.95% 2049		2,476	3,469
Altria Group, Inc. 4.45% 2050		124	147
Amazon.com, Inc. 1.20% 2027		343	350
Amazon.com, Inc. 1.50% 2030		11,069	11,251
Amazon.com, Inc. 3.875% 2037		505	630
Amazon.com, Inc. 2.50% 2050		13,505	14,013
Ameren Corp. 3.50% 2031		3,380	3,891
American Campus Communities, Inc. 3.75% 2023		3,090	3,267
American Campus Communities, Inc. 4.125% 2024		1,945	2,125
American Campus Communities, Inc. 3.30% 2026		1,500	1,639
American Campus Communities, Inc. 3.625% 2027		2,575	2,840
American Electric Power Company, Inc. 2.30% 2030		2,500	2,615
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7]		1,783	13
American Honda Finance Corp. 3.55% 2024		1,000	1,090
American Honda Finance Corp. 1.20% 2025		1,527	1,563
American International Group, Inc. 3.90% 2026		475	542
American International Group, Inc. 3.40% 2030		6,285	7,203
American International Group, Inc. 4.80% 2045		500	662
American International Group, Inc. 4.375% 2050		1,273	1,667

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Amgen Inc. 1.90% 2025	$3,077	$3,240
Amgen Inc. 2.20% 2027	2,359	2,529
Anglo American Capital PLC 5.625% 2030[2]	7,150	9,118
Anglo American Capital PLC 3.95% 2050[2]	458	515
Angola (Republic of) 9.50% 2025	1,650	1,719
Angola (Republic of) 8.25% 2028	4,295	4,131
Angola (Republic of) 8.00% 2029	13,845	13,049
Angola (Republic of) 8.00% 2029[2]	850	801
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	2,000	2,611
Anheuser-Busch InBev NV 4.15% 2025	2,000	2,278
Anheuser-Busch InBev NV 4.75% 2029	12,403	15,305
Anheuser-Busch InBev NV 3.50% 2030	1,397	1,619
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,185
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,512
Anheuser-Busch InBev NV 4.50% 2050	3,400	4,286
Apache Corp. 4.625% 2025	650	683
Apache Corp. 4.875% 2027	1,725	1,831
Apache Corp. 4.375% 2028	1,259	1,312
Apache Corp. 5.10% 2040	550	591
Apache Corp. 4.75% 2043	170	177
Apple Inc. 0.55% 2025	7,125	7,162
Apple Inc. 1.125% 2025	3,198	3,291
Apple Inc. 1.25% 2030	2,250	2,252
Apple Inc. 2.40% 2050	1,025	1,051
Ardagh Group SA 6.50% 2027[2,8]	1,220	1,304
Ardagh Packaging Finance 5.25% 2025[2]	272	287
Argentine Republic 1.00% 2029	3,367	1,463
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	24,966	10,161
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	35,581	13,058
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[1]	4,000	1,518
Armenia (Republic of) 7.15% 2025	400	462
Armenia (Republic of) 3.95% 2029	800	811
Ascent Resources - Utica LLC 8.25% 2028[2]	1,332	1,332
Associated Materials, LLC 9.00% 2025[2]	2,263	2,404
AssuredPartners, Inc. 7.00% 2025[2]	1,160	1,206
AssuredPartners, Inc. 8.00% 2027[2]	731	796
AssuredPartners, Inc. 5.625% 2029[2]	630	658
AstraZeneca PLC 4.00% 2029	2,000	2,384
At Home Holding III Inc. 8.75% 2025[2]	350	380
AT&T Inc. 2.30% 2027	3,625	3,868
AT&T Inc. 1.65% 2028	6,025	6,152
AT&T Inc. 2.75% 2031	24,351	26,037
AT&T Inc. 2.25% 2032	5,900	5,993
AT&T Inc. 3.50% 2053[2]	705	705
ATS Automation Tooling Systems Inc. 4.125% 2028[2]	1,332	1,359
Austin BidCo Inc. 7.125% 2028[2]	1,295	1,354
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[5,6]	125	125
Autoridad del Canal de Panama 4.95% 2035[2]	3,200	4,054
Avangrid, Inc. 3.20% 2025	3,900	4,273
Avangrid, Inc. 3.80% 2029	3,000	3,444
Avis Budget Car Rental, LLC 5.75% 2027[2]	1,375	1,407
Avis Budget Group, Inc. 5.25% 2025[2]	3,025	3,046
Avis Budget Group, Inc. 10.50% 2025[2]	2,139	2,528
Avolon Holdings Funding Ltd. 4.25% 2026[2]	308	332
Axiata SPV2 Bhd. 2.163% 2030	651	659
Axiata SPV5 Labuan Ltd. 3.064% 2050	1,182	1,190
Azerbaijan (Republic of) 3.50% 2032	1,000	1,061
B&G Foods, Inc. 5.25% 2025	577	596
B&G Foods, Inc. 5.25% 2027	1,200	1,277
Bahrain (Kingdom of) 5.875% 2021	2,675	2,681
Bahrain (Kingdom of) 6.125% 2022	400	420
Baidu Inc. 3.425% 2030	2,275	2,522
Baker Hughes, a GE Co. 4.486% 2030	3,605	4,335
Baker Hughes, a GE Co. 4.08% 2047	763	862
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,356
Banco Santander, SA 2.749% 2030	9,200	9,503
Banff Merger Sub Inc. 9.75% 2026[2]	1,075	1,162
Bangkok Bank PCL 4.05% 2024	1,210	1,315
Bangkok Bank PCL 4.45% 2028	470	545

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bangkok Bank PCL 9.025% 2029	$980	$1,384
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1]	9,080	9,472
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1,2]	290	303
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	15,841
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	14,210	14,361
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	15,228	15,434
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	8,754
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	10,400	13,149
Bank of Montreal, junior subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[1,2]	1,984	2,250
Bausch Health Companies Inc. 9.25% 2026[2]	8,085	9,025
Bausch Health Companies Inc. 5.00% 2028[2]	1,140	1,176
Bausch Health Companies Inc. 5.00% 2029[2]	1,293	1,332
Bausch Health Companies Inc. 5.25% 2031[2]	655	686
Bayer US Finance II LLC 3.875% 2023[2]	5,690	6,204
Bayer US Finance II LLC 4.25% 2025[2]	2,557	2,926
Bayer US Finance II LLC 4.375% 2028[2]	500	588
Bayer US Finance II LLC 4.875% 2048[2]	300	386
Bayerische Motoren Werke AG 2.95% 2022[2]	2,000	2,068
Bayerische Motoren Werke AG 3.80% 2023[2]	2,028	2,179
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,756
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,631
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	6,051
Becton, Dickinson and Company 2.894% 2022	3,095	3,200
Becton, Dickinson and Company 3.734% 2024	5,427	6,019
Becton, Dickinson and Company 3.70% 2027	3,000	3,443
Becton, Dickinson and Company 2.823% 2030	16,169	17,783
Becton, Dickinson and Company 3.794% 2050	1,444	1,717
Belarus (Republic of) 6.875% 2023	8,560	8,972
Belarus (Republic of) 5.875% 2026[2]	1,500	1,543
Belarus (Republic of) 7.625% 2027	1,600	1,768
Berkshire Hathaway Energy Company 3.70% 2030[2]	4,025	4,772
Berkshire Hathaway Energy Company 2.85% 2051[2]	2,062	2,123
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,985
Bermuda 2.375% 2030[2]	4,600	4,836
Black Knight Inc. 3.625% 2028[2]	2,080	2,132
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	1,350	1,441
BMC Software, Inc. 7.125% 2025[2]	215	234
BMC Software, Inc. 9.125% 2026[2]	645	696
BMW Finance NV 2.40% 2024[2]	3,000	3,183
Boeing Company 4.875% 2025	5,541	6,320
Boeing Company 2.75% 2026	1,858	1,955
Boeing Company 5.04% 2027	3,317	3,882
Boeing Company 3.25% 2028	2,149	2,305
Boeing Company 2.95% 2030	2,290	2,371
Boeing Company 3.625% 2031	500	549
Boeing Company 5.93% 2060	975	1,383
Bombardier Inc. 8.75% 2021[2]	270	281
Bombardier Inc. 5.75% 2022[2]	535	546
Bombardier Inc. 6.125% 2023[2]	909	889
Bombardier Inc. 7.50% 2024[2]	70	67
Bombardier Inc. 7.875% 2027[2]	1,250	1,151
Boston Scientific Corp. 3.375% 2022	1,750	1,823
Boston Scientific Corp. 3.45% 2024	2,780	3,014
Boston Scientific Corp. 3.75% 2026	3,380	3,838
Boston Scientific Corp. 2.65% 2030	1,500	1,611
Boston Scientific Corp. 4.70% 2049	360	494
Boyd Gaming Corp. 4.75% 2027	1,255	1,306
BP Capital Markets America Inc. 1.749% 2030	881	885
BP Capital Markets America Inc. 2.772% 2050	228	226
BP Capital Markets PLC 3.79% 2024	8,610	9,412
BP Capital Markets PLC 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.398% on 6/22/2030)[1]	2,500	2,795
BP Capital Markets PLC 3.00% 2050	853	874
Brasil Foods SA 5.75% 2050[2]	920	1,025
Braskem SA 4.50% 2030[2]	4,050	4,166
Brightstar Escrow Corp. 9.75% 2025[2]	810	868

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bristol-Myers Squibb Co. 2.90% 2024	$9,423	$10,235
British Airways, Series 2020-1, Class B, 8.375% 2028[2]	270	299
British Airways, Series 2020-1, Class A, 4.25% 2032[2]	525	563
British American Tobacco PLC 3.215% 2026	4,902	5,404
British American Tobacco PLC 3.557% 2027	7,988	8,896
British American Tobacco PLC 4.70% 2027	775	912
British American Tobacco PLC 2.259% 2028	1,611	1,674
British American Tobacco PLC 3.462% 2029	5,900	6,444
British American Tobacco PLC 4.906% 2030	2,443	2,952
British American Tobacco PLC 2.726% 2031	1,542	1,599
British American Tobacco PLC 4.758% 2049	3,500	4,065
Broadcom Inc. 4.70% 2025	7,000	8,023
Broadcom Inc. 4.75% 2029	2,450	2,931
Broadcom Inc. 4.15% 2030	5,070	5,873
Broadcom Ltd. 3.625% 2024	8,000	8,650
Broadcom Ltd. 3.875% 2027	4,325	4,862
Broadcom Ltd. 3.50% 2028	3,530	3,893
Brookfield Property REIT Inc. 5.75% 2026[2]	4,037	3,990
Brookfield Residential Properties Inc. 4.875% 2030[2]	455	471
Burlington Northern Santa Fe, LLC 3.05% 2051	2,950	3,350
C&S Wholsesale Grocers Inc. 5.00% 2028[2]	925	924
Cablevision Systems Corp. 6.75% 2021	5,425	5,679
Caesars Entertainment, Inc. 6.25% 2025[2]	2,940	3,135
Cameroon (Republic of) 9.50% 2025	600	670
Canadian National Railway Company 3.20% 2046	190	225
Canadian Natural Resources Ltd. 2.95% 2023	5,400	5,649
Canadian Natural Resources Ltd. 2.05% 2025	1,846	1,938
Canadian Natural Resources Ltd. 3.85% 2027	5,473	6,147
Canadian Natural Resources Ltd. 2.95% 2030	19,763	21,163
Canadian Natural Resources Ltd. 4.95% 2047	555	705
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[2]	420	423
Carnival Corp. 11.50% 2023[2]	12,870	14,901
Carnival Corp. 7.625% 2026[2]	250	273
Carrier Global Corp. 2.493% 2027	750	810
Carrier Global Corp. 2.722% 2030	2,453	2,623
Carrier Global Corp. 3.377% 2040	989	1,081
Cars.com Inc. 6.375% 2028[2]	900	958
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	21,054	20,802
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	3,986	3,926
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	2,000	2,066
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	6,375	6,773
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	1,500	1,620
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	4,200	4,443
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	2,400	2,532
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,900	2,904
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	1,345	1,438
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,500	3,641
Cenovus Energy Inc. 5.375% 2025	770	869
Cenovus Energy Inc. 6.75% 2039	320	423
Centene Corp. 4.75% 2025	1,600	1,644
Centene Corp. 4.625% 2029	2,565	2,851
CenterPoint Energy, Inc. 2.95% 2030	2,500	2,725
Central Garden & Pet Co. 4.125% 2030	610	637
Cheniere Energy Partners, LP 5.625% 2026	1,625	1,697
Cheniere Energy Partners, LP 4.50% 2029	1,220	1,292
Cheniere Energy, Inc. 4.625% 2028[2]	2,840	2,986
Cheniere Energy, Inc. 3.70% 2029	1,077	1,201
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[5,6,7]	4,868	3,992
Chevron Corp. 1.995% 2027	492	522
Chevron Corp. 2.236% 2030	1,813	1,942
Chevron Corp. 3.078% 2050	390	434
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	155	164
Chevron USA Inc. 1.018% 2027	1,466	1,466
Chevron USA Inc. 2.343% 2050	886	863
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	4,800	5,096

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[1]	$24,995	$25,635
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	21,760	21,816
Cigna Corp. 3.40% 2021	3,835	3,918
Cigna Corp. 3.75% 2023	5,724	6,189
Cigna Corp. 4.125% 2025	2,615	3,013
Cigna Corp. 4.375% 2028	3,618	4,374
Cirsa Gaming Corp. SA 7.875% 2023[2]	983	993
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	25,925	28,359
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,776
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	9,180	9,787
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	898	912
Cleveland-Cliffs Inc. 9.875% 2025[2]	1,875	2,208
Cleveland-Cliffs Inc. 6.75% 2026[2]	2,230	2,411
Cleveland-Cliffs Inc. 5.875% 2027	655	669
CNX Resources Corp. 7.25% 2027[2]	955	1,023
CNX Resources Corp. 6.00% 2029[2]	935	960
Coca-Cola Co. 1.00% 2028	1,210	1,215
Coca-Cola Co. 1.375% 2031	1,487	1,485
Coca-Cola Co. 2.50% 2051	710	734
Colbun SA 3.95% 2027[2]	2,445	2,755
Comcast Corp. 3.95% 2025	4,395	5,052
Comcast Corp. 2.65% 2030	6,460	7,062
Comcast Corp. 1.50% 2031	6,000	5,964
Comcast Corp. 1.95% 2031	642	661
Comcast Corp. 3.25% 2039	1,190	1,351
Comisión Federal de Electricidad 4.875% 2024[2]	3,500	3,889
Comisión Federal de Electricidad 4.75% 2027[2]	370	421
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1,2]	7,636	8,401
Community Health Systems Inc. 5.625% 2027[2]	700	754
Community Health Systems Inc. 6.00% 2029[2]	1,567	1,695
Compass Diversified Holdings 8.00% 2026[2]	3,300	3,477
Comstock Resources, Inc. 9.75% 2026	1,582	1,699
Conagra Brands, Inc. 4.30% 2024	6,000	6,717
Conagra Brands, Inc. 4.60% 2025	1,200	1,414
Conagra Brands, Inc. 1.375% 2027	800	808
Conagra Brands, Inc. 5.40% 2048	5,137	7,337
Concho Resources Inc. 4.85% 2048	1,999	2,692
Connecticut Light and Power Co. 0.75% 2025	1,775	1,796
Constellation Brands, Inc. 2.65% 2022	7,000	7,277
Constellation Brands, Inc. 2.875% 2030	839	921
Constellation Brands, Inc. 3.75% 2050	238	281
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,8]	6,822	1,944
Consumers Energy Co. 3.10% 2050	2,645	3,064
Corporate Office Properties LP 2.25% 2026	1,413	1,474
COSL Singapore Capital Ltd. 2.50% 2030	3,700	3,605
Costa Rica (Republic of) 6.125% 2031[2]	5,775	5,407
Costa Rica (Republic of) 6.125% 2031	1,064	996
Costa Rica (Republic of) 5.625% 2043	222	188
Costa Rica (Republic of) 7.00% 2044	6,730	6,225
Costa Rica (Republic of) 7.158% 2045	932	868
CP Atlas Buyer, Inc. 7.00% 2028[2]	525	546
CRCC Yuxiang Ltd., 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/24)[1]	1,240	1,270
Crédit Agricole SA 4.375% 2025[2]	7,990	8,980
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	7,000	7,267
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	5,741
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,862	4,546
CRH America, Inc. 5.125% 2045[2]	3,000	3,995
CSX Corp. 4.25% 2029	6,730	8,161
CSX Corp. 3.80% 2050	397	492
CSX Corp. 2.50% 2051	5,700	5,662
CVR Partners, LP 9.25% 2023[2]	1,300	1,303
CVS Health Corp. 3.35% 2021	4,432	4,456
CVS Health Corp. 3.70% 2023	426	456
CVS Health Corp. 4.30% 2028	2,343	2,791
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	302
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	21,975	22,048

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	$3,370	$3,482
Dana Inc. 5.625% 2028	1,205	1,299
Danske Bank AS 2.70% 2022[2]	7,200	7,383
Danske Bank AS 3.875% 2023[2]	9,700	10,458
Darling Ingredients Inc. 5.25% 2027[2]	857	913
Dave & Buster’s, Inc. 7.625% 2025[2]	925	976
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	170	142
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	1,875	1,919
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	6,900	7,498
Diamond Offshore Drilling, Inc. 4.875% 2043[7]	4,300	545
Diamond Sports Group LLC 5.375% 2026[2]	525	428
Diamond Sports Group LLC 6.625% 2027[2]	1,330	806
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 6/14/2022)[1]	1,501	1,512
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 3/13/2023)[1]	2,205	2,277
Diebold Nixdorf, Inc. 9.375% 2025[2]	3,875	4,347
Diebold, Inc. 8.50% 2024	1,125	1,140
Discovery Communications, Inc. 3.625% 2030	2,669	3,059
Discovery Communications, Inc. 4.65% 2050	1,766	2,211
Dominican Republic 8.625% 2027[2]	1,000	1,275
Dominican Republic 4.50% 2030[2]	7,700	8,383
Dominican Republic 6.85% 2045	3,515	4,301
Dominican Republic 6.40% 2049[2]	5,784	6,811
Dominican Republic 5.875% 2060[2]	6,345	7,011
Dow Chemical Co. 4.55% 2025	500	585
Dow Chemical Co. 4.80% 2028	385	474
Dow Chemical Co. 2.10% 2030	2,000	2,053
Dow Chemical Co. 5.55% 2048	725	1,039
Dow Chemical Co. 4.80% 2049	500	674
Dow Chemical Co. 3.60% 2050	1,000	1,124
DP World Crescent 4.848% 2028[2]	2,925	3,407
DPL Inc. 4.125% 2025[2]	705	762
Duke Energy Progress, LLC 3.70% 2028	6,150	7,205
Dun & Bradstreet Corp. 6.875% 2026[2]	647	697
Ecolab Inc. 2.125% 2050	2,000	1,918
Edison International 4.95% 2025	150	172
Edison International 5.75% 2027	1,576	1,888
Edison International 4.125% 2028	12,001	13,384
EDP Finance BV 5.25% 2021[2]	2,500	2,508
EDP Finance BV 3.625% 2024[2]	3,000	3,276
Egypt (Arab Republic of) 5.875% 2025	2,000	2,176
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	6,144
Egypt (Arab Republic of) 7.625% 2032[2]	500	568
Electricité de France SA 3.625% 2025[2]	760	853
Electricité de France SA 4.50% 2028[2]	1,722	2,056
Electricité de France SA 4.875% 2038[2]	7,267	9,074
Electricité de France SA 4.875% 2044[2]	325	411
Electricité de France SA 5.00% 2048[2]	768	1,015
Eli Lilly and Co. 2.75% 2025	2,093	2,280
Embarq Corp. 7.995% 2036	3,430	4,237
Empire Communities Corp. 7.00% 2025[2]	475	502
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,286
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	5,315
Enbridge Energy Partners, LP 7.375% 2045	1,737	2,653
Enbridge Inc. 2.50% 2025	5,000	5,359
Encompass Health Corp. 4.50% 2028	492	515
Encompass Health Corp. 4.75% 2030	1,205	1,293
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	2,977	3,329
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	1,600	1,362
Enel Chile SA 4.875% 2028	1,435	1,693
Enel Finance International SA 2.75% 2023[2]	21,600	22,614
Enel Finance International SA 3.50% 2028[2]	7,600	8,663
Enel Finance International SA 4.75% 2047[2]	4,218	5,617
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	10,000	11,703
Energizer Holdings, Inc. 4.375% 2029[2]	1,250	1,296
Energy Transfer Operating, LP 5.00% 2050	6,982	7,567
Energy Transfer Partners, LP 4.20% 2027	12,190	13,445

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Energy Transfer Partners, LP 5.30% 2047	$550		$614
Energy Transfer Partners, LP 6.00% 2048	3,997		4,757
Energy Transfer Partners, LP 6.25% 2049	3,856		4,664
Enfragen Energia Sur SA 5.375% 2030[2]	800		832
Engie Energia Chile SA 3.40% 2030[2]	2,980		3,233
EnLink Midstream Partners, LLC 5.625% 2028[2]	620		635
EnLink Midstream Partners, LP 4.15% 2025	575		565
ENN Energy Holdings Ltd. 2.625% 2030[2]	18,495		18,612
Entergy Louisiana, LLC 2.90% 2051	1,250		1,335
Enterprise Products Operating LLC 3.20% 2052	2,507		2,557
EOG Resources, Inc. 4.375% 2030	6,514		7,925
EQM Midstream Partners, LP 6.50% 2027[2]	2,210		2,492
EQT Corp. 5.00% 2029	65		69
EQT Corp. 8.75% 2030	635		777
Equinix, Inc. 1.25% 2025	2,579		2,633
Equinix, Inc. 1.80% 2027	1,529		1,576
Equinix, Inc. 3.20% 2029	9,278		10,241
Equinix, Inc. 2.15% 2030	12,362		12,593
Equinix, Inc. 3.00% 2050	3,518		3,573
Equinix, Inc. 2.95% 2051	2,150		2,178
Equinor ASA 1.75% 2026	2,473		2,598
Equinor ASA 2.375% 2030	4,974		5,328
Equinor ASA 3.70% 2050	8,711		10,518
Essex Portfolio LP 3.25% 2023	2,870		3,027
Essex Portfolio LP 3.875% 2024	3,360		3,694
Essex Portfolio LP 4.00% 2029	1,200		1,408
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,230		1,255
European Investment Bank 2.25% 2022	4,600		4,713
Exelon Corp. 4.70% 2050	350		466
Export Credit Bank of Turkey 5.375% 2021	1,280		1,286
Export-Import Bank of India 3.875% 2028	4,597		5,077
Extraction Oil & Gas, Inc. 5.625% 2026[2,7]	2,475		454
Exxon Mobil Corp. 2.44% 2029	1,027		1,116
Exxon Mobil Corp. 3.482% 2030	17,980		20,957
Exxon Mobil Corp. 4.327% 2050	790		1,029
Exxon Mobil Corp. 3.452% 2051	884		1,010
Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[4,6]	—	[9]	—	[9]
Fannie Mae Pool #AI6697 3.00% 2026[4]	443		466
Fannie Mae Pool #AJ0049 3.00% 2026[4]	189		199
Fannie Mae Pool #AL1381 3.00% 2027[4]	20		21
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,276		1,339
Fannie Mae Pool #FM1465 3.00% 2030[4]	145		155
Fannie Mae Pool #BK0499 3.00% 2034[4]	521		551
Fannie Mae Pool #MA4205 1.50% 2035[4]	—	[9]	—	[9]
Fannie Mae Pool #826003 6.00% 2035[4]	19		22
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	317		299
Fannie Mae Pool #MA4228 1.50% 2036[4]	71,139		73,236
Fannie Mae Pool #964204 5.50% 2038[4]	777		914
Fannie Mae Pool #BC7599 4.00% 2046[4]	1,986		2,165
Fannie Mae Pool #BC8578 4.00% 2046[4]	519		556
Fannie Mae Pool #CA0487 3.50% 2047[4]	262		277
Fannie Mae Pool #953445 6.50% 2047[4]	69		75
Fannie Mae Pool #257030 6.50% 2047[4]	18		19
Fannie Mae Pool #947554 7.00% 2047[4]	38		44
Fannie Mae Pool #BK0920 4.00% 2048[4]	170		182
Fannie Mae Pool #MA3384 4.00% 2048[4]	69		74
Fannie Mae Pool #BJ9252 4.00% 2048[4]	53		57
Fannie Mae Pool #BK0915 4.00% 2048[4]	16		17
Fannie Mae Pool #FM3217 3.50% 2050[4]	25,645		27,688
FEL Energy VI SARL 5.75% 2040[2]	775		826
Fertitta Entertainment, Inc. 6.75% 2024[2]	500		497
First Quantum Minerals Ltd. 7.25% 2023[2]	3,825		3,948
First Quantum Minerals Ltd. 6.50% 2024[2]	613		631
First Quantum Minerals Ltd. 7.50% 2025[2]	6,210		6,474
First Quantum Minerals Ltd. 6.875% 2026[2]	587		613
First Quantum Minerals Ltd. 6.875% 2027[2]	1,250		1,358
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[1]	10,000		10,168
FirstEnergy Corp. 2.05% 2025	11,325		11,300
FirstEnergy Corp. 1.60% 2026	7,525		7,362

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[1]	$8,588	$9,474
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,517
FirstEnergy Corp. 2.25% 2030	2,500	2,420
FirstEnergy Corp. 2.65% 2030	7,144	7,174
FirstEnergy Corp. 7.375% 2031	537	766
FirstEnergy Corp. 4.85% 2047 (5.10% on 1/15/2021)[1]	775	965
FirstEnergy Corp. 3.40% 2050	850	817
Fiserv, Inc. 2.25% 2027	3,860	4,118
Fiserv, Inc. 2.65% 2030	4,492	4,863
Five Corners Funding Trust II 2.85% 2030[2]	16,950	18,755
Florida Power & Light Co. 2.85% 2025	1,600	1,744
Ford Motor Credit Co. 3.664% 2024	838	861
Ford Motor Credit Co. 3.81% 2024	3,525	3,618
Ford Motor Credit Co. 5.584% 2024	752	812
Ford Motor Credit Co. 5.125% 2025	3,780	4,115
Ford Motor Credit Co. 4.542% 2026	1,370	1,464
Ford Motor Credit Co. 4.125% 2027	650	682
Ford Motor Credit Co. 4.00% 2030	1,915	2,017
Freddie Mac Pool #ZK3775 3.00% 2026[4]	60	63
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	576	552
Freddie Mac Pool #SB8083 1.50% 2036[4]	15,446	15,901
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	89	83
Freddie Mac Pool #A79734 6.00% 2038[4]	40	45
Freddie Mac Pool #SI2002 4.00% 2048[4]	364	389
Freedom Mortgage Corp. 7.625% 2026[2]	1,375	1,456
Freeport-McMoRan Inc. 3.875% 2023	250	261
Freeport-McMoRan Inc. 4.25% 2030	1,575	1,699
Fresnillo PLC 4.25% 2050[2]	2,560	2,815
Frontier Communications Corp. 11.00% 2025[7]	9,380	4,942
Frontier Communications Corp. 5.875% 2027[2]	725	785
Frontier Communications Corp. 5.00% 2028[2]	927	968
Frontier Communications Corp. 6.75% 2029[2]	1,978	2,120
FS Energy and Power Fund 7.50% 2023[2]	3,425	3,297
FXI Holdings, Inc. 7.875% 2024[2]	1,332	1,345
FXI Holdings, Inc. 12.25% 2026[2]	3,480	3,973
Gabonese Republic 6.95% 2025	1,750	1,879
Gabonese Republic 6.625% 2031[2]	325	336
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	1,068
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,448
Gartner, Inc. 4.50% 2028[2]	262	277
Gazprom OJSC 5.999% 2021[2]	3,900	3,914
GE Capital Funding, LLC 4.40% 2030[2]	4,446	5,242
General Dynamics Corp. 3.75% 2028	4,576	5,358
General Dynamics Corp. 4.25% 2050	334	456
General Electric Capital Corp. 3.373% 2025	3,750	4,176
General Electric Co. 4.25% 2040	650	768
General Electric Co. 4.35% 2050	8,475	10,307
General Mills, Inc. 3.20% 2021	2,215	2,232
General Motors Company 6.80% 2027	538	692
General Motors Financial Co. 3.55% 2022	1,850	1,930
General Motors Financial Co. 5.20% 2023	6,421	7,043
General Motors Financial Co. 2.90% 2025	2,720	2,907
General Motors Financial Co. 4.00% 2026	1,000	1,126
Genesis Energy, LP 8.00% 2027	1,357	1,354
Ghana (Republic of) 6.375% 2027[2]	480	500
GlaxoSmithKline PLC 3.625% 2025	2,005	2,254
Global Payments Inc. 2.90% 2030	8,827	9,605
Gogo Inc. 9.875% 2024[2]	6,000	6,436
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,421
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,148
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	11,000	11,124
Goldman Sachs Group, Inc. 3.80% 2030	4,448	5,235
Government National Mortgage Assn. 4.00% 2045[4]	5,484	6,032
GPC Merger Sub Inc. 7.125% 2028[2]	1,210	1,339
GrafTech Finance Inc. 4.625% 2028[2]	400	406
Gray Oak Pipeline, LLC 3.45% 2027[2]	3,619	3,784
Groupe BPCE SA 5.70% 2023[2]	11,253	12,744
Groupe BPCE SA 5.15% 2024[2]	5,000	5,698
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	4,479

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Guatemala (Republic of) 4.50% 2026	$1,261	$1,404
Guatemala (Republic of) 4.375% 2027	2,710	3,017
Guatemala (Republic of) 4.875% 2028	4,400	5,076
Gulf Power Co. 3.30% 2027	1,508	1,701
H.J. Heinz Co. 3.875% 2027[2]	2,800	3,020
H.J. Heinz Co. 4.25% 2031[2]	45	50
H.J. Heinz Co. 4.625% 2039[2]	120	134
H.J. Heinz Co. 5.50% 2050[2]	425	537
Hanesbrands Inc. 4.625% 2024[2]	635	666
Hanesbrands Inc. 5.375% 2025[2]	511	541
Hanesbrands Inc. 4.875% 2026[2]	1,105	1,202
Harsco Corp. 5.75% 2027[2]	1,245	1,319
Hartford Financial Services Group, Inc. 3.60% 2049	750	881
Harvest Midstream I, LP 7.50% 2028[2]	675	720
HCA Inc. 5.875% 2023	438	482
HCA Inc. 5.375% 2025	305	343
HCA Inc. 5.625% 2028	1,520	1,798
HCA Inc. 3.50% 2030	475	505
HCA Inc. 5.25% 2049	675	892
Hess Midstream Partners LP 5.125% 2028[2]	785	821
Hexion Inc. 7.875% 2027[2]	2,445	2,621
Hilton Worldwide Holdings Inc. 4.00% 2031[2]	1,170	1,237
Home Depot, Inc. 2.95% 2029	8,624	9,805
Home Depot, Inc. 4.50% 2048	863	1,213
Honduras (Republic of) 5.625% 2030[2]	6,430	7,378
Honeywell International Inc. 2.30% 2024	2,200	2,346
Honeywell International Inc. 2.70% 2029	1,908	2,137
Howard Hughes Corp. 5.375% 2028[2]	2,310	2,489
Howmet Aerospace Inc. 6.875% 2025	1,510	1,784
HSBC Holdings PLC 4.95% 2030	5,450	6,824
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	9,400	10,110
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.00% 2025[5,6]	2,992	3,005
Hungary 5.375% 2024	25,400	29,021
Hyundai Capital America 3.25% 2022[2]	2,104	2,192
Hyundai Capital America 1.25% 2023[2]	2,205	2,232
Hyundai Capital America 1.80% 2025[2]	1,666	1,710
Hyundai Capital America 2.375% 2027[2]	8,548	8,972
Indonesia (Republic of) 3.375% 2023	2,600	2,763
Indonesia (Republic of) 4.75% 2026	21,600	25,304
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6]	1,828	1,871
Intercontinental Exchange, Inc. 3.00% 2060	210	221
International Game Technology PLC 6.50% 2025[2]	2,235	2,504
International Game Technology PLC 5.25% 2029[2]	440	475
Interstate Power and Light Co. 3.25% 2024	7,929	8,694
Interstate Power and Light Co. 2.30% 2030	4,150	4,395
Intesa Sanpaolo SpA 3.25% 2024[2]	9,500	10,155
Intuit Inc. 0.95% 2025	5,970	6,050
Intuit Inc. 1.35% 2027	2,550	2,612
Intuit Inc. 1.65% 2030	770	792
IPALCO Enterprises, Inc. 3.70% 2024	275	300
Iraq (Republic of) 6.752% 2023[2]	2,200	2,155
Iron Mountain Inc. 5.25% 2030[2]	1,795	1,941
Iron Mountain Inc. 4.50% 2031[2]	2,045	2,145
Israel (State of) 2.50% 2030	21,810	23,654
Israel (State of) 2.75% 2030	3,540	3,910
Israel (State of) 3.375% 2050	8,310	9,219
Israel (State of) 3.875% 2050	7,300	8,793
Jaguar Land Rover PLC 7.75% 2025[2]	650	702
Jaguar Land Rover PLC 5.875% 2028[2]	800	809
Jersey Central Power & Light Co. 4.30% 2026[2]	560	627
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2028	225	246
Jordan (Hashemite Kingdom of) 4.95% 2025	800	851
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	4,810	5,315
Jordan (Hashemite Kingdom of) 5.85% 2030[2]	1,300	1,438
Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	923	1,047
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	11,706	12,591
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	15,010	18,483
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	57	63

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[1]	$3,740	$3,848
Kazakhstan (Republic of) 6.50% 2045	500	809
KazMunayGas National Co. JSC 4.75% 2027	693	806
KB Home 6.875% 2027	2,350	2,761
Kenya (Republic of) 6.875% 2024	250	274
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,697
Keurig Dr Pepper Inc. 4.597% 2028	9,325	11,362
Keurig Dr Pepper Inc. 3.20% 2030	1,721	1,951
Keurig Dr Pepper Inc. 5.085% 2048	8,775	12,413
Kimberly-Clark Corp. 1.05% 2027	575	583
Kimberly-Clark Corp. 3.10% 2030	668	769
Kinder Morgan, Inc. 5.20% 2048	1,860	2,366
Kraft Heinz Company 3.95% 2025	1,320	1,454
Kraft Heinz Company 5.20% 2045	830	987
Kraft Heinz Company 4.375% 2046	575	622
Kronos Acquisition Holdings Inc. 5.00% 2026[2]	610	637
Kronos Acquisition Holdings Inc. 7.00% 2027[2]	505	530
Kuwait (State of) 2.75% 2022[2]	16,650	17,141
L3Harris Technologies, Inc. 1.80% 2031	1,575	1,605
Lamar Media Corp. 3.75% 2028	1,215	1,251
LBM Acquisition LLC 6.25% 2029[2]	375	391
LD Holdings Group LLC 6.50% 2025[2]	900	949
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)[1]	1,800	1,845
Liberty Global PLC 5.50% 2028[2]	1,175	1,242
Ligado Networks LLC 15.50% 2023[2,8]	625	609
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	4,937	5,972
Lima Metro Line 2 Finance Ltd. 5.875% 2034	3,840	4,646
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	3,300	3,666
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,136
Live Nation Entertainment, Inc. 3.75% 2028[2]	375	380
Lloyds Banking Group PLC 3.75% 2027	9,770	11,090
Logan Merger Sub, Inc. 5.50% 2027[2]	475	498
Lowe’s Companies, Inc. 3.65% 2029	1,636	1,910
Lowe’s Companies, Inc. 4.05% 2047	387	484
Lowe’s Companies, Inc. 3.00% 2050	1,882	2,014
LPL Financial Holdings Inc. 4.625% 2027[2]	2,250	2,336
LSB Industries, Inc. 9.625% 2023[2]	4,300	4,445
LYB International Finance III, LLC 1.25% 2025	234	238
LYB International Finance III, LLC 2.875% 2025	500	545
LYB International Finance III, LLC 2.25% 2030	403	417
LYB International Finance III, LLC 3.375% 2030	500	561
LYB International Finance III, LLC 3.625% 2051	909	995
LYB International Finance III, LLC 3.80% 2060	296	320
Magna International Inc. 2.45% 2030	3,775	4,064
Mallinckrodt PLC 10.00% 2025[2]	7,000	7,612
Marsh & McLennan Companies, Inc. 3.875% 2024	370	408
Marsh & McLennan Companies, Inc. 4.375% 2029	160	195
Marsh & McLennan Companies, Inc. 2.25% 2030	351	372
Marsh & McLennan Companies, Inc. 4.75% 2039	500	673
Marsh & McLennan Companies, Inc. 4.90% 2049	1,000	1,451
MasTec, Inc. 4.50% 2028[2]	575	604
Mattel, Inc. 6.75% 2025[2]	1,425	1,505
McDonald’s Corp. 2.125% 2030	1,649	1,740
MDC Partners Inc. 6.50% 2024[2]	2,870	2,914
Medical Properties Trust, Inc. 3.50% 2031	3,019	3,123
Meituan Dianping 2.125% 2025[2]	391	398
Meituan Dianping 3.05% 2030[2]	1,665	1,733
Melco International Development Ltd. 5.75% 2028[2]	597	637
Methanex Corp. 5.125% 2027	2,175	2,367
Methanex Corp. 5.65% 2044	800	859
MetLife, Inc. 4.55% 2030	1,750	2,189
Metropolitan Life Global Funding I 2.40% 2021[2]	2,000	2,000
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,560
Metropolitan Life Global Funding I 3.375% 2022[2]	500	515
Metropolitan Life Global Funding I 1.95% 2023[2]	2,000	2,064
Metropolitan Life Global Funding I 0.95% 2025[2]	666	675
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,638

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Metropolitan Life Global Funding I 3.00% 2027[2]	$2,650	$2,961
Mexico City Airport Trust 4.25% 2026	1,278	1,356
Mexico City Airport Trust 3.875% 2028	1,672	1,731
Mexico City Airport Trust 5.50% 2046	415	443
Mexico City Airport Trust 5.50% 2047	2,947	3,111
Mexico City Airport Trust 5.50% 2047[2]	287	303
MGM Growth Properties LLC 3.875% 2029[2]	770	789
MGM Resorts International 7.75% 2022	3,500	3,734
Mississippi Power Co. 3.95% 2028	2,446	2,853
Mississippi Power Co. 4.25% 2042	3,576	4,329
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,275
Molina Healthcare, Inc. 5.375% 2022	5,635	5,977
Molina Healthcare, Inc. 4.375% 2028[2]	135	142
Molina Healthcare, Inc. 3.875% 2030[2]	460	494
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	1,000	1,005
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	14,866
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	8,330	9,681
Morocco (Kingdom of) 4.25% 2022	5,700	6,000
Morocco (Kingdom of) 4.25% 2022[2]	2,500	2,632
Morocco (Kingdom of) 3.00% 2032[2]	3,400	3,461
Morocco (Kingdom of) 5.50% 2042	10,000	12,518
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,878
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]	2,100	1,932
MPLX LP 2.65% 2030	9,007	9,450
MPLX LP 5.50% 2049	3,415	4,497
MSCI Inc. 3.875% 2031[2]	2,380	2,520
National CineMedia, LLC 5.875% 2028[2]	375	319
National Financial Partners Corp. 6.875% 2028[2]	1,578	1,687
National Grid PLC 3.15% 2027[2]	1,105	1,228
Nationstar Mortgage Holdings Inc. 5.125% 2030[2]	925	968
Navient Corp. 6.50% 2022	1,190	1,262
Navient Corp. 5.50% 2023	2,441	2,558
Navient Corp. 5.875% 2024	3,250	3,461
Navient Corp. 6.125% 2024	187	200
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	10,725	10,953
NCL Corp. Ltd. 3.625% 2024[2]	1,680	1,599
NCL Corp. Ltd. 5.875% 2026[2]	700	739
Neon Holdings, Inc. 10.125% 2026[2]	1,125	1,235
Nestlé Holdings, Inc. 0.625% 2026[2]	6,692	6,662
Nestlé Holdings, Inc. 1.00% 2027[2]	4,275	4,287
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 2026[5,6]	2,534	2,544
Netflix, Inc. 4.875% 2028	210	237
Netflix, Inc. 4.875% 2030[2]	1,430	1,647
New Fortress Energy Inc. 6.75% 2025[2]	97	103
New Residential Investment Corp. 6.25% 2025[2]	150	151
New York Life Global Funding 2.30% 2022[2]	3,000	3,088
New York Life Global Funding 0.95% 2025[2]	842	854
New York Life Global Funding 1.20% 2030[2]	11,502	11,163
New York Life Insurance Company 3.75% 2050[2]	2,507	3,002
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,362
Newcrest Finance Pty Ltd. 3.25% 2030[2]	3,070	3,396
Newcrest Finance Pty Ltd. 4.20% 2050[2]	671	822
Newell Rubbermaid Inc. 4.70% 2026	570	629
Newell Rubbermaid Inc. 5.875% 2036[1]	550	670
Nexstar Broadcasting, Inc. 4.75% 2028[2]	1,477	1,548
NGL Energy Partners LP 7.50% 2023	1,137	807
NGL Energy Partners LP 7.50% 2026	75	47
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,745
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	1,300	1,337
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	730	795
Nigeria (Republic of) 6.75% 2021	2,800	2,810
Nigeria (Republic of) 9.248% 2049	590	695
NIKE, Inc. 3.375% 2050	3,450	4,249
Nissan Motor Co., Ltd. 3.043% 2023[2]	2,723	2,849
Nissan Motor Co., Ltd. 3.522% 2025[2]	14,983	16,076
Nissan Motor Co., Ltd. 4.81% 2030[2]	625	705
Norfolk Southern Corp. 3.05% 2050	816	895
Northriver Midstream Finance LP 5.625% 2026[2]	875	905

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Northrop Grumman Corp. 2.55% 2022	$1,195	$1,242
Northrop Grumman Corp. 3.25% 2028	4,195	4,745
Northrop Grumman Corp. 5.25% 2050	1,098	1,632
Nouryon Holding BV 8.00% 2026[2]	1,185	1,261
Nova Chemicals Corp. 5.25% 2027[2]	745	795
Novartis Capital Corp. 1.75% 2025	2,449	2,570
Novartis Capital Corp. 2.00% 2027	2,671	2,852
Novartis Capital Corp. 2.20% 2030	5,650	6,070
NRG Energy, Inc. 3.375% 2029[2]	905	928
NRG Energy, Inc. 3.625% 2031[2]	905	933
Nutrien Ltd. 2.95% 2030	1,250	1,377
Nutrition & Biosciences, Inc. 1.23% 2025[2]	2,500	2,528
Nutrition & Biosciences, Inc. 1.832% 2027[2]	844	870
Nutrition & Biosciences, Inc. 2.30% 2030[2]	2,000	2,061
Nutrition & Biosciences, Inc. 3.268% 2040[2]	1,000	1,075
Nutrition & Biosciences, Inc. 3.468% 2050[2]	1,000	1,086
Nuveen, LLC 4.00% 2028[2]	545	652
Occidental Petroleum Corp. 2.70% 2023	389	389
Occidental Petroleum Corp. 2.90% 2024	1,244	1,199
Occidental Petroleum Corp. 5.875% 2025	960	1,024
Occidental Petroleum Corp. 6.375% 2028	1,950	2,066
Occidental Petroleum Corp. 6.125% 2031	1,325	1,421
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,712
Oleoducto Central SA 4.00% 2027[2]	2,780	3,020
ONEOK, Inc. 4.00% 2027	84	94
ONEOK, Inc. 4.55% 2028	28	32
ONEOK, Inc. 4.35% 2029	49	56
ONEOK, Inc. 3.10% 2030	918	979
ONEOK, Inc. 6.35% 2031	1,868	2,398
ONEOK, Inc. 4.95% 2047	282	315
ONEOK, Inc. 5.20% 2048	2,947	3,440
ONEOK, Inc. 4.45% 2049	1,873	1,970
ONEOK, Inc. 7.15% 2051	1,831	2,537
Oracle Corp. 2.65% 2026	9,890	10,879
Oracle Corp. 3.25% 2027	8,084	9,221
Oracle Corp. 3.60% 2050	2,975	3,474
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,6]	3,767	3,855
Otis Worldwide Corp. 2.056% 2025	3,000	3,182
Otis Worldwide Corp. 2.293% 2027	1,000	1,069
Otis Worldwide Corp. 2.565% 2030	3,000	3,225
Otis Worldwide Corp. 3.362% 2050	500	580
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	6,017	6,117
Owens & Minor, Inc. 4.375% 2024	2,485	2,555
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[5,6]	1,958	1,956
Pacific Gas and Electric Co. 3.40% 2024	2,620	2,791
Pacific Gas and Electric Co. 2.95% 2026	5,000	5,292
Pacific Gas and Electric Co. 3.15% 2026	12,500	13,330
Pacific Gas and Electric Co. 2.10% 2027	8,408	8,545
Pacific Gas and Electric Co. 3.30% 2027	5,531	5,926
Pacific Gas and Electric Co. 3.30% 2027	5,000	5,345
Pacific Gas and Electric Co. 4.65% 2028	11,414	13,047
Pacific Gas and Electric Co. 4.55% 2030	980	1,117
Pacific Gas and Electric Co. 2.50% 2031	32,368	32,450
Pacific Gas and Electric Co. 3.30% 2040	19,545	19,531
Pacific Gas and Electric Co. 3.75% 2042	3,399	3,425
Pacific Gas and Electric Co. 3.50% 2050	7,453	7,424
Pacific Gas and Electric Co. 4.95% 2050	550	656
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,519
Pakistan (Islamic Republic of) 6.875% 2027	1,550	1,624
Panama (Republic of) 3.75% 2026[2]	8,580	9,407
Panama (Republic of) 3.16% 2030	20,075	22,271
Panama (Republic of) 4.50% 2050	2,465	3,180
Panama (Republic of) 4.50% 2056	7,554	9,764
Panama (Republic of) 3.87% 2060	1,940	2,294
Panther BF Aggregator 2, LP 6.25% 2026[2]	170	183
Panther BF Aggregator 2, LP 8.50% 2027[2]	1,175	1,278
Par Pharmaceutical Inc. 7.50% 2027[2]	966	1,049

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Paraguay (Republic of) 4.625% 2023	$5,210	$5,614
Paraguay (Republic of) 5.00% 2026	1,450	1,704
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,999
Paraguay (Republic of) 4.70% 2027	475	557
Paraguay (Republic of) 5.60% 2048[2]	10,450	13,481
Paraguay (Republic of) 5.40% 2050[2]	8,110	10,300
Parker-Hannifin Corp. 3.25% 2029	70	79
PayPal Holdings, Inc. 2.85% 2029	3,495	3,888
PayPal Holdings, Inc. 2.30% 2030	4,378	4,693
PayPal Holdings, Inc. 3.25% 2050	1,079	1,247
Peabody Energy Corp. 6.00% 2022[2]	1,300	951
Peco Energy Co. 2.80% 2050	1,975	2,103
PennyMac Financial Services, Inc. 5.375% 2025[2]	700	741
PepsiCo, Inc. 1.40% 2031	1,605	1,618
Peru (Republic of) 2.392% 2026	940	1,004
Peru (Republic of) 2.783% 2031	920	1,012
Petrobras Global Finance Co. 8.75% 2026	3,270	4,252
Petrobras Global Finance Co. 6.75% 2050	1,780	2,214
Petróleos Mexicanos 6.875% 2025[2]	12,080	13,257
Petróleos Mexicanos 6.49% 2027	525	555
Petróleos Mexicanos 6.50% 2027	3,740	3,945
Petróleos Mexicanos 5.35% 2028	700	692
Petróleos Mexicanos 6.35% 2048	2,785	2,529
Petróleos Mexicanos 7.69% 2050	1,800	1,818
Petróleos Mexicanos 6.95% 2060	776	730
PETRONAS Capital Ltd. 3.50% 2030[2]	2,215	2,550
PETRONAS Capital Ltd. 4.55% 2050[2]	4,885	6,551
PetSmart, Inc. 7.125% 2023[2]	400	400
PetSmart, Inc. 5.875% 2025[2]	1,966	2,024
PetSmart, Inc. 8.875% 2025[2]	7,000	7,198
Pfizer Inc. 2.75% 2026	915	1,012
PG&E Corp. 5.00% 2028	3,085	3,290
Philip Morris International Inc. 2.875% 2024	5,750	6,196
Philip Morris International Inc. 1.75% 2030	503	510
Philip Morris International Inc. 2.10% 2030	4,939	5,155
Philippines (Republic of) 1.648% 2031	10,178	10,331
Phillips 66 3.90% 2028	1,820	2,101
Phillips 66 2.15% 2030	581	591
Pioneer Natural Resources Company 1.90% 2030	5,394	5,347
Plains All American Pipeline, LP 3.80% 2030	3,055	3,286
PLDT Inc. 2.50% 2031	380	397
PLDT Inc. 3.45% 2050	510	549
Post Holdings, Inc. 4.625% 2030[2]	2,820	2,970
Power Financial Corp Ltd. 5.25% 2028	3,970	4,580
Power Financial Corp Ltd. 4.50% 2029	1,170	1,290
Power Financial Corp Ltd. 3.95% 2030[2]	5,820	6,229
Power Financial Corp Ltd. 3.95% 2030	1,600	1,713
PowerTeam Services, LLC 9.033% 2025[2]	700	781
Praxair, Inc. 1.10% 2030	1,676	1,660
Praxair, Inc. 2.00% 2050	512	480
PRICOA Global Funding I 3.45% 2023[2]	475	513
Prime Healthcare Services, Inc. 7.25% 2025[2]	575	612
Prime Security Services Borrower, LLC 3.375% 2027[2]	1,500	1,491
Procter & Gamble Company 0.55% 2025	3,715	3,749
Procter & Gamble Company 1.20% 2030	1,685	1,688
Prudential Financial, Inc. 3.905% 2047	250	301
Prudential Financial, Inc. 4.35% 2050	1,950	2,562
Prudential Financial, Inc. 3.70% 2051	250	303
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	2,022
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	310	315
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,714
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,555	1,952
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	4,160	5,010
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	897
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,527
Public Service Company of Colorado 3.80% 2047	750	930
Public Service Electric and Gas Co. 3.00% 2025	618	677
Public Service Electric and Gas Co. 2.05% 2050	2,700	2,541

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Public Service Enterprise Group Inc. 1.60% 2030	$5,150	$5,086
Puget Energy, Inc. 3.65% 2025	574	634
Qatar (State of) 4.50% 2022[2]	3,500	3,653
Qatar (State of) 3.875% 2023[2]	1,855	1,996
Qatar (State of) 3.40% 2025[2]	8,810	9,728
Qatar (State of) 4.50% 2028[2]	20,275	24,601
Qatar (State of) 4.00% 2029[2]	1,661	1,972
Qatar (State of) 4.00% 2029	675	802
Qatar (State of) 5.103% 2048[2]	2,495	3,515
Qatar (State of) 4.40% 2050[2]	2,145	2,801
Radiology Partners, Inc. 9.25% 2028[2]	1,529	1,724
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[5,6]	2,825	2,786
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2]	8,000	9,368
Rattler Midstream Partners LP 5.625% 2025[2]	755	799
Rayonier A.M. Products Inc. 7.625% 2026[2]	630	658
REC Ltd. 4.625% 2028[2]	1,600	1,772
Regeneron Pharmaceuticals, Inc. 1.75% 2030	7,475	7,370
Regeneron Pharmaceuticals, Inc. 2.80% 2050	2,179	2,120
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,6]	445	444
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,6]	1,275	1,277
Reynolds American Inc. 5.85% 2045	3,540	4,530
Rolls-Royce PLC 5.75% 2027[2]	635	704
Roper Technologies, Inc. 1.40% 2027	1,000	1,013
Roper Technologies, Inc. 1.75% 2031	2,500	2,491
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	12,925	14,043
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	13,693
Royal Caribbean Cruises Ltd. 11.50% 2025[2]	500	585
RP Escrow Issuer, LLC 5.25% 2025[2]	640	670
Russian Federation 4.75% 2026	2,000	2,314
Russian Federation 4.25% 2027	9,600	10,974
Russian Federation 4.375% 2029[2]	400	467
Russian Federation 5.10% 2035	1,000	1,267
Russian Federation 5.25% 2047	1,200	1,665
Russian Federation 5.25% 2047[2]	400	555
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	6,083	7,215
Sabre GLBL Inc. 7.375% 2025[2]	1,230	1,336
Sabre Holdings Corp. 9.25% 2025[2]	25	30
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,025	4,142
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	1,717	1,912
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,631
San Diego Gas & Electric Co. 3.32% 2050	752	857
Sands China Ltd. 3.80% 2026[2]	1,065	1,140
Sands China Ltd. 4.375% 2030[2]	1,155	1,290
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,992
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	9,075
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,886
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	18,273
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,510
Saudi Arabian Oil Co. 1.625% 2025[2]	2,870	2,942
Scentre Group 2.375% 2021[2]	1,425	1,430
Scentre Group 3.25% 2025[2]	1,395	1,487
Scentre Group 3.50% 2025[2]	3,250	3,478
Scentre Group 3.75% 2027[2]	2,020	2,178
Scientific Games Corp. 5.00% 2025[2]	1,938	2,002
Scientific Games Corp. 8.625% 2025[2]	550	603
Scientific Games Corp. 8.25% 2026[2]	4,080	4,404
Scientific Games Corp. 7.00% 2028[2]	525	565
Scientific Games Corp. 7.25% 2029[2]	975	1,072
Scripps Escrow II, Inc. 3.875% 2029[2]	950	992
Service Properties Trust 5.50% 2027	770	842
ServiceNow, Inc. 1.40% 2030	9,295	9,074
Shell International Finance BV 3.50% 2023	20,073	21,857
Shell International Finance BV 3.875% 2028	2,750	3,258
Shell International Finance BV 2.375% 2029	1,880	2,023
Shell International Finance BV 3.125% 2049	1,170	1,292
Sherwin-Williams Co. 2.75% 2022	73	75
Sherwin-Williams Co. 3.45% 2027	3,892	4,418
Sherwin-Williams Co. 2.95% 2029	500	551

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sherwin-Williams Co. 2.30% 2030	$599	$626
Sherwin-Williams Co. 4.50% 2047	500	669
Sherwin-Williams Co. 3.30% 2050	1,000	1,108
Siam Commercial Bank Public Co. Ltd. 3.90% 2024	1,210	1,309
Siemens AG 2.70% 2022[2]	1,780	1,829
Siemens AG 2.35% 2026[2]	4,131	4,464
Sinclair Television Group, Inc. 5.125% 2027[2]	1,000	1,019
Sinclair Television Group, Inc. 4.125% 2030[2]	2,125	2,180
Six Flags Entertainment Corp. 4.875% 2024[2]	1,975	1,984
Sizzling Platter LLC 8.50% 2025[2]	650	678
SkyMiles IP Ltd. 4.75% 2028[2]	1,587	1,734
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[5,6]	1,062	1,067
Southern California Edison Co. 2.90% 2021	10,000	10,041
Southern California Edison Co. 2.85% 2029	1,100	1,201
Southern California Edison Co. 2.25% 2030	7,500	7,817
Southwestern Energy Co. 6.45% 2025[1]	1,060	1,102
Southwestern Energy Co. 8.375% 2028	315	342
Specialty Building Products Holdings LLC 6.375% 2026[2]	500	530
Springleaf Finance Corp. 6.125% 2024	3,550	3,883
Sprint Corp. 7.625% 2026	1,262	1,568
Sprint Corp. 6.875% 2028	4,125	5,446
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	33,775	29,397
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	21,292	16,699
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	12,600	8,780
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	14,976	9,652
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]	214	138
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	215	125
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[2]	1,400	808
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	600	346
State Bank of India 3.25% 2022	460	471
State Bank of India 4.50% 2023	2,070	2,241
State Grid Overseas Investment Ltd. 3.50% 2027[2]	2,000	2,226
Statoil ASA 3.25% 2024	1,050	1,158
Stericycle, Inc. 3.875% 2029[2]	460	473
Summit Materials, Inc. 6.50% 2027[2]	1,415	1,508
Sunoco Logistics Operating Partners, LP 5.40% 2047	690	778
Sunoco LP 5.50% 2026	1,540	1,584
Sunoco LP 4.50% 2029[2]	1,010	1,052
Surgery Center Holdings 10.00% 2027[2]	840	930
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	6,200	7,243
Syneos Health, Inc. 3.625% 2029[2]	380	382
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,413	3,494
Talen Energy Corp. 10.50% 2026[2]	435	388
Talen Energy Corp. 7.25% 2027[2]	3,295	3,515
Talen Energy Supply, LLC 7.625% 2028[2]	1,600	1,727
Targa Resources Partners LP 5.875% 2026	750	797
Targa Resources Partners LP 5.50% 2030	1,185	1,288
Targa Resources Partners LP 4.875% 2031[2]	855	929
TEGNA Inc. 4.75% 2026[2]	700	748
Tencent Holdings Ltd. 3.975% 2029	450	513
Tencent Holdings Ltd. 2.39% 2030[2]	1,000	1,026
Tencent Holdings Ltd. 3.24% 2050[2]	18,400	19,082
Tencent Music Entertainment Group 2.00% 2030	3,480	3,462
Tenet Healthcare Corp. 4.875% 2026[2]	5,016	5,254
Tenet Healthcare Corp. 6.125% 2028[2]	350	366
Teva Pharmaceutical Finance Co. BV 2.80% 2023	11,243	11,151
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,936	4,181
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,160	1,284
Teva Pharmaceutical Finance Co. BV 3.15% 2026	21,485	20,693
Teva Pharmaceutical Finance Co. BV 4.10% 2046	28,495	25,432
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,472
The Home Company Inc. 7.25% 2025[2]	995	1,024
Thermo Fisher Scientific Inc. 4.133% 2025	6,338	7,208
T-Mobile US, Inc. 1.50% 2026[2]	9,025	9,257
T-Mobile US, Inc. 2.05% 2028[2]	5,375	5,598
T-Mobile US, Inc. 3.875% 2030[2]	17,414	20,187
T-Mobile US, Inc. 2.55% 2031[2]	8,589	9,030

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
T-Mobile US, Inc. 3.00% 2041[2]	$3,276	$3,402
T-Mobile US, Inc. 3.30% 2051[2]	4,700	4,844
Toronto-Dominion Bank 0.75% 2025	1,675	1,682
Total Capital International 3.455% 2029	2,400	2,779
Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	1,025	1,025
Toyota Motor Credit Corp. 2.90% 2023	7,240	7,661
Toyota Motor Credit Corp. 1.80% 2025	500	525
Toyota Motor Credit Corp. 3.00% 2025	7,240	7,965
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,431
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,911
Toyota Motor Credit Corp. 3.375% 2030	3,527	4,129
TransCanada PipeLines Ltd. 4.10% 2030	13,523	15,987
TransDigm Inc. 6.50% 2024	140	143
TransDigm Inc. 6.25% 2026[2]	1,332	1,420
TransDigm Inc. 5.50% 2027	1,735	1,827
Transocean Guardian Ltd. 5.875% 2024[2]	324	273
Transocean Inc. 6.125% 2025[2]	689	656
Transocean Poseidon Ltd. 6.875% 2027[2]	758	692
Travelers Companies, Inc. 4.10% 2049	500	659
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[5,6]	1,197	830
TreeHouse Foods, Inc. 4.00% 2028	255	264
Trilogy International Partners, LLC 8.875% 2022[2]	10,225	9,890
Trivium Packaging BV 8.50% 2027[2]	701	769
Tronox Ltd. 6.50% 2026[2]	2,290	2,387
Turkey (Republic of) 6.25% 2022	4,915	5,154
Turkey (Republic of) 6.35% 2024	12,500	13,444
Turkey (Republic of) 7.625% 2029	1,500	1,735
Turkey (Republic of) 6.00% 2041	2,100	2,078
Turkey (Republic of) 5.75% 2047	500	477
U.S. Renal Care, Inc. 10.625% 2027[2]	100	111
U.S. Treasury 1.25% 2021	6,500	6,561
U.S. Treasury 1.50% 2021	13,650	13,823
U.S. Treasury 2.625% 2021	2,500	2,560
U.S. Treasury 0.125% 2022	113,650	113,664
U.S. Treasury 0.125% 2022	9,500	9,503
U.S. Treasury 1.50% 2022	15,000	15,336
U.S. Treasury 1.375% 2023	14,040	14,497
U.S. Treasury 1.375% 2023	3,770	3,896
U.S. Treasury 1.75% 2023	22,700	23,564
U.S. Treasury 2.75% 2023	12,920	13,703
U.S. Treasury 2.75% 2023	2,790	2,977
U.S. Treasury 1.25% 2024	10,000	10,372
U.S. Treasury 1.50% 2024[10]	84,650	88,763
U.S. Treasury 1.50% 2024	16,350	17,137
U.S. Treasury 2.00% 2024	9,000	9,562
U.S. Treasury 2.00% 2024	7,800	8,267
U.S. Treasury 2.00% 2024	3,700	3,926
U.S. Treasury 2.25% 2024[10]	54,760	58,492
U.S. Treasury 0.25% 2025	35,090	34,934
U.S. Treasury 0.25% 2025	10,821	10,778
U.S. Treasury 0.375% 2025	5,486	5,493
U.S. Treasury 2.75% 2025	68,290	75,733
U.S. Treasury 2.875% 2025	27,270	30,618
U.S. Treasury 2.875% 2025	4,850	5,414
U.S. Treasury 2.875% 2025	72	80
U.S. Treasury 1.625% 2026	13,900	14,819
U.S. Treasury 1.875% 2026	2,000	2,158
U.S. Treasury 2.125% 2026	7,500	8,186
U.S. Treasury 2.25% 2026	1,600	1,754
U.S. Treasury 0.50% 2027	8,200	8,147
U.S. Treasury 0.625% 2027	4,200	4,194
U.S. Treasury 2.25% 2027[10]	22,700	25,197
U.S. Treasury 2.25% 2027	10,500	11,603
U.S. Treasury 2.75% 2028	40,310	46,205
U.S. Treasury 2.875% 2028	53,600	62,074
U.S. Treasury 1.625% 2029	650	695
U.S. Treasury 2.375% 2029	2,080	2,350
U.S. Treasury 0.625% 2030[10]	170,715	166,866

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 0.625% 2030	$13,720	$13,372
U.S. Treasury 0.875% 2030	3,275	3,263
U.S. Treasury 1.50% 2030	4,740	5,013
U.S. Treasury 4.375% 2039	1,500	2,268
U.S. Treasury 1.125% 2040	72,716	69,021
U.S. Treasury 1.125% 2040	1,800	1,704
U.S. Treasury 4.625% 2040	1,350	2,104
U.S. Treasury 3.125% 2041	1,100	1,438
U.S. Treasury 2.75% 2042	1,000	1,240
U.S. Treasury 2.875% 2043	1,600	2,023
U.S. Treasury 3.125% 2044	940	1,240
U.S. Treasury 3.375% 2044	2,700	3,692
U.S. Treasury 2.875% 2045	1,250	1,590
U.S. Treasury 3.00% 2045	1,425	1,854
U.S. Treasury 3.00% 2045	1,125	1,460
U.S. Treasury 3.00% 2048	7,110	9,333
U.S. Treasury 3.375% 2048	1,150	1,615
U.S. Treasury 2.25% 2049	1,700	1,946
U.S. Treasury 2.375% 2049	2,100	2,467
U.S. Treasury 3.00% 2049	520	686
U.S. Treasury 1.25% 2050	1,215	1,102
U.S. Treasury 1.375% 2050	82,904	77,577
U.S. Treasury 1.625% 2050	7,000	6,967
U.S. Treasury 2.00% 2050	22,930	24,900
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	10,986	11,027
U.S. Treasury Inflation-Protected Security 1.125% 2021[3]	11,903	11,906
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	8,525	9,269
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	53,168	60,193
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	33,482	37,346
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,10]	53,282	76,840
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	29,387	41,445
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,10]	35,043	41,743
Uber Technologies, Inc. 8.00% 2026[2]	1,365	1,489
UEP Penonome II SA 6.50% 2038[2]	360	376
Ukraine 7.75% 2027	2,300	2,616
Ukraine 7.375% 2032[2]	560	617
Ukraine 0% 2040	1,975	2,042
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	1,995	2,009
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	12,600	14,211
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	16,050	17,689
Uniform Mortgage-Backed Security 1.50% 2036[4,11]	141,999	145,905
Uniform Mortgage-Backed Security 3.50% 2051[4,11]	32,243	34,128
Uniform Mortgage-Backed Security 4.00% 2051[4,11]	10,851	11,605
Union Pacific Corp. 4.30% 2049	1,550	2,023
Union Pacific Corp. 3.25% 2050	3,005	3,426
Union Pacific Corp. 3.75% 2070	604	732
Unisys Corp. 6.875% 2027[2]	1,625	1,779
United Airlines Holdings, Inc. 6.50% 2027[2]	1,812	1,951
United Mexican States 3.90% 2025	4,440	4,989
United Mexican States 3.25% 2030	4,595	4,973
United Mexican States 2.659% 2031	9,783	10,038
United Mexican States 4.75% 2032	3,480	4,197
United Mexican States 5.00% 2051	3,640	4,545
United Natural Foods, Inc. 6.75% 2028[2]	850	890
United Rentals, Inc. 3.875% 2031	262	275
United Technologies Corp. 3.65% 2023	547	590
United Technologies Corp. 3.125% 2027	250	281
United Technologies Corp. 4.125% 2028	4,100	4,889
United Technologies Corp. 4.50% 2042	500	652
UnitedHealth Group Inc. 3.75% 2025	2,160	2,462
Univision Communications Inc. 6.625% 2027[2]	2,000	2,152
Upjohn Inc. 1.65% 2025[2]	871	901
Upjohn Inc. 2.30% 2027[2]	587	626
Upjohn Inc. 2.70% 2030[2]	4,011	4,257
Upjohn Inc. 3.85% 2040[2]	3,793	4,281
Upjohn Inc. 4.00% 2050[2]	4,891	5,604
Uruguay (Oriental Republic of) 4.375% 2031	2,590	3,183
Vale Overseas Ltd. 3.75% 2030	7,714	8,590
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	4,975	5,133

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Valvoline Inc. 4.375% 2025	$265	$274
Valvoline Inc. 3.625% 2031[2]	1,713	1,764
Venator Materials Corp. 5.75% 2025[2]	4,505	4,221
Venator Materials Corp. 9.50% 2025[2]	2,450	2,683
Venezuela (Bolivarian Republic of) 7.00% 2018[7]	60	6
Venezuela (Bolivarian Republic of) 7.75% 2019[7]	1,074	104
Venezuela (Bolivarian Republic of) 6.00% 2020[7]	883	86
Venezuela (Bolivarian Republic of) 12.75% 2022[7]	80	8
Venezuela (Bolivarian Republic of) 9.00% 2023[7]	1,289	125
Venezuela (Bolivarian Republic of) 8.25% 2024[7]	279	27
Venezuela (Bolivarian Republic of) 7.65% 2025[7]	120	12
Venezuela (Bolivarian Republic of) 11.75% 2026[7]	60	6
Venezuela (Bolivarian Republic of) 9.25% 2027[7]	159	15
Venezuela (Bolivarian Republic of) 9.25% 2028[7]	2,498	242
Venezuela (Bolivarian Republic of) 11.95% 2031[7]	99	10
Venezuela (Bolivarian Republic of) 7.00% 2038[7]	99	10
Veritas Holdings Ltd. 7.50% 2023[2]	2,250	2,260
Veritas Holdings Ltd. 10.50% 2024[2]	860	878
Veritas Holdings Ltd. 7.50% 2025[2]	1,695	1,742
Verizon Communications Inc. 0.85% 2025	4,200	4,234
Verizon Communications Inc. 4.329% 2028	3,315	3,993
Verizon Communications Inc. 3.15% 2030	3,500	3,926
Verizon Communications Inc. 1.75% 2031	3,449	3,436
Verizon Communications Inc. 2.65% 2040	1,400	1,416
Verizon Communications Inc. 3.85% 2042	443	526
Verizon Communications Inc. 2.875% 2050	2,725	2,748
Verizon Communications Inc. 3.00% 2060	600	604
Vertical U.S. Newco Inc. 5.25% 2027[2]	3,150	3,345
VICI Properties LP 4.25% 2026[2]	250	260
VICI Properties LP 4.625% 2029[2]	1,485	1,591
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	615	630
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	750	793
Viking Cruises Ltd. 5.875% 2027[2]	225	220
Vinci SA 3.75% 2029[2]	6,844	8,033
Vine Oil & Gas LP 8.75% 2023[2]	600	480
Virgin Media O2 4.25% 2031[2]	1,675	1,715
Virginia Electric and Power Co. 2.875% 2029	1,760	1,981
Vodafone Group PLC 4.25% 2050	3,200	3,971
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	1,000	1,032
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	15,608
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	16,182
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,201
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,401
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,439
Wal-Mart Stores, Inc. 3.125% 2021	3,200	3,244
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,134
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,530
Walt Disney Company 2.65% 2031	23,720	26,012
Walt Disney Company 3.60% 2051	553	671
Warner Music Group 3.875% 2030[2]	1,485	1,581
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	33,298	35,467
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	4,285	4,538
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[1]	7,999	8,714
WESCO Distribution, Inc. 7.125% 2025[2]	960	1,057
WESCO Distribution, Inc. 7.25% 2028[2]	1,045	1,190
Western Gas Partners LP 4.50% 2028	1,700	1,768
Western Gas Partners LP 5.45% 2044	82	83
Western Global Airlines LLC 10.375% 2025[2]	665	743
Western Midstream Operating, LP 4.10% 2025[1]	541	558
Western Midstream Operating, LP 4.75% 2028	240	250
Westlake Chemical Corp. 5.00% 2046	260	338
Westlake Chemical Corp. 4.375% 2047	1,005	1,197
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	34,448	36,127
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,279	2,611
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[1]	3,425	3,533
Westpac Banking Corp. 2.963% 2040	400	426

30	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Williams Companies, Inc. 3.50% 2030	$9,779	$11,083
Williams Partners LP 3.90% 2025	761	845
Williams Partners LP 6.30% 2040	1,151	1,531
Williams Partners LP 5.10% 2045	767	949
Willis North America Inc. 2.95% 2029	2,022	2,215
Wyndham Worldwide Corp. 4.375% 2028[2]	1,005	1,046
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	1,387	1,410
Wynn Macau, Ltd. 5.625% 2028[2]	615	646
Wynn Resorts Ltd. 7.75% 2025[2]	1,040	1,128
Xcel Energy Inc. 3.35% 2026	1,500	1,694
Xcel Energy Inc. 2.60% 2029	817	885
Xcel Energy Inc. 6.50% 2036	484	729
Xenia Hotels & Resorts, Inc. 6.375% 2025[2]	125	132
Xerox Corp. 5.50% 2028[2]	1,950	2,073
Ziggo Bond Co. BV 5.125% 2030[2]	1,050	1,109
Ziggo Bond Finance BV 5.50% 2027[2]	2,378	2,486
Ziggo Bond Finance BV 4.875% 2030[2]	525	553
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,175
		5,827,326

Total bonds, notes & other debt instruments (cost: $12,516,890,000)		13,546,663

Convertible bonds & notes 0.04%
U.S. dollars 0.04%
American Airlines Group Inc., convertible notes, 6.50% 2025	250	315
Cinemark USA, Inc., convertible notes, 4.50% 2025[2]	175	256
Datadog, Inc., convertible notes, 0.125% 2025[2]	200	263
DISH DBS Corp., convertible notes, 3.375% 2026	390	373
EQT Corp., convertible notes, 1.75% 2026[2]	200	236
Liberty Broadband Corp., convertible notes, 2.75% 2050[2]	350	375
LivePerson, Inc., convertible notes, 0% 2026[2]	299	328
Match Group Financeco 2 Inc., convertible notes, 0.875% 2026[2]	250	458
NCL Corp. Ltd., convertible notes, 5.375% 2025[2]	174	295
Penn National Gaming, Inc., convertible notes, 2.75% 2026	87	329
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[2]	195	260
Sabre Holdings Corp., convertible notes, 4.00% 2025[2]	198	356
Shift4 Payments, Inc., convertible notes, 0% 2025[2]	386	473
Southwest Airlines Co., convertible notes, 1.25% 2025	184	268
Uber Technologies, Inc., convertible notes, 0% 2025[2]	250	257
Wayfair Inc., convertible notes, 0.625% 2025[2]	300	284
Zillow Group, Inc., convertible notes, 1.50% 2023	250	426

Total convertible bonds & notes (cost: $5,028,000)		5,552

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[2]	300	360
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	6,400	326
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	2,200	241

Total convertible stocks (cost: $892,000)		927

Common stocks 0.07%
U.S. dollars 0.07%
Associated Materials Group Inc.[12,13,14]	953,864	5,990
Oasis Petroleum Inc.[14]	52,023	1,928
Weatherford International[14]	172,186	1,033
Tribune Resources, LLC[12,13,14]	514,396	468
ACR III LSC Holdings LLC[12,13,14]	288	433
Advanz Pharma Corp. Ltd.[14,15]	52,958	234
Advanz Pharma Corp. Ltd.[14]	19,614	86
McDermott International, Inc.[14]	30,503	25
Jonah Energy Parent LLC[12,13,14]	717	11
Sable Permian Resources, LLC, units[12,13,14]	14,586,880	—	[9]

Total common stocks (cost: $20,722,000)		10,208

Capital World Bond Fund	31

Rights & warrants 0.00%	Shares	Value (000)
U.S. dollars 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[12,13,14]	173,187	$—	[9]
Tribune Resources, LLC, Class B, warrants, expire 2023[12,13,14]	134,701	—	[9]
Tribune Resources, LLC, Class C, warrants, expire 2023[12,13,14]	126,325	—	[9]

Total rights & warrants (cost: $26,000)		—	[9]

Short-term securities 7.78%
Money market investments 7.47%
Capital Group Central Cash Fund 0.12%[16,17]	11,072,099	$1,107,321

	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.31%
Greek Treasury Bills 0.13%–0.25% due1/4/2021–6/11/2021	€37,165	45,405

Total short-term securities (cost: $1,149,052,000)		1,152,726
Total investment securities 99.27% (cost: $13,692,610,000)		14,716,076
Other assets less liabilities 0.73%		107,668

Net assets 100.00%		$14,823,744

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[18]	Value at 12/31/2020 (000) [19]	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	288	September 2022		$(72,000)	$(71,852)	$(13)
2 Year Euro-Schatz Futures	Long	252	March 2021		€25,200	34,565	(13)
2 Year U.S. Treasury Note Futures	Long	1,292	April 2021		$258,400	285,502	269
5 Year Euro-Bobl Futures	Long	93	March 2021		€9,300	15,358	14
5 Year U.S. Treasury Note Futures	Long	1,027	April 2021		$102,700	129,570	257
10 Year Euro-Bund Futures	Long	794	March 2021		€79,400	172,309	736
10 Year Italy Government Bond Futures	Short	1	March 2021		(100)	(186)	(2)
10 Year Japanese Government Bond Futures	Long	17	March 2021		¥1,700,000	25,012	(16)
10 Year UK Gilt Futures	Long	20	March 2021		£2,000	3,707	36
10 Year Canadian Government Bond Futures	Short	15	March 2021	C$	(1,500)	(1,757)	(5)
10 Year U.S. Treasury Note Futures	Short	763	March 2021		$(76,300)	(105,354)	(139)
10 Year Ultra U.S. Treasury Note Futures	Short	4,542	March 2021		(454,200)	(710,184)	1,551
20 Year U.S. Treasury Bond Futures	Long	473	March 2021		47,300	81,918	(105)
30 Year Euro-Buxl Futures	Long	263	March 2021		€26,300	72,368	1,083
30 Year Ultra U.S. Treasury Bond Futures	Long	701	March 2021		$70,100	149,707	(580)
							$3,073

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
EUR70,280	USD83,434	Citibank	1/6/2021	$2,438
GBP26,418	USD35,120	Citibank	1/6/2021	1,009
JPY7,948,240	USD76,637	JPMorgan Chase	1/6/2021	346
EUR13,130	USD15,836	Citibank	1/6/2021	207
CHF5,200	USD5,721	Citibank	1/6/2021	154
CNH57,500	USD8,743	UBS AG	1/6/2021	95
CAD3,760	USD2,881	Standard Chartered Bank	1/6/2021	73
GBP2,290	USD3,059	Goldman Sachs	1/6/2021	73

32	Capital World Bond Fund

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
ZAR12,950	USD842	Citibank	1/6/2021	$38
ZAR7,000	USD456	Morgan Stanley	1/6/2021	20
ZAR7,000	USD458	Goldman Sachs	1/6/2021	18
EUR1,550	USD1,884	Citibank	1/6/2021	10
EUR11	GBP10	Goldman Sachs	1/6/2021	— [9]
GBP31,910	EUR35,719	Citibank	1/6/2021	(4)
USD598	GBP440	Standard Chartered Bank	1/6/2021	(4)
JPY19,709	EUR160	Goldman Sachs	1/6/2021	(5)
USD1,860	EUR1,550	Goldman Sachs	1/6/2021	(34)
USD5,757	EUR4,849	Citibank	1/6/2021	(168)
USD19,847	MXN401,000	HSBC Bank	1/6/2021	(289)
USD20,164	GBP15,167	Citibank	1/6/2021	(579)
USD43,208	ILS144,285	Standard Chartered Bank	1/6/2021	(1,697)
USD71,307	NZD102,696	Bank of America	1/6/2021	(2,586)
EUR13,310	PLN59,475	Citibank	1/7/2021	341
PLN150,900	USD40,094	Citibank	1/7/2021	303
USD7,430	GBP5,570	Bank of New York Mellon	1/7/2021	(187)
USD20,319	EUR17,060	Morgan Stanley	1/7/2021	(527)
EUR231,916	USD278,963	Bank of New York Mellon	1/8/2021	4,422
JPY27,320,610	USD261,680	UBS AG	1/8/2021	2,943
CAD45,713	USD35,271	Bank of New York Mellon	1/8/2021	643
CNH216,860	USD32,967	HSBC Bank	1/8/2021	363
CAD22,500	USD17,441	HSBC Bank	1/8/2021	236
USD24,634	PLN91,400	Barclays Bank PLC	1/8/2021	165
AUD3,230	USD2,378	HSBC Bank	1/8/2021	112
JPY1,863,070	USD17,942	Morgan Stanley	1/8/2021	103
EUR5,040	USD6,096	JPMorgan Chase	1/8/2021	63
CNH31,820	USD4,871	Bank of New York Mellon	1/8/2021	20
NOK3,180	EUR299	Bank of New York Mellon	1/8/2021	5
AUD70	USD52	Citibank	1/8/2021	2
EUR130	USD158	Standard Chartered Bank	1/8/2021	1
AUD37	JPY2,870	JPMorgan Chase	1/8/2021	1
USD22	MXN450	Bank of New York Mellon	1/8/2021	— [9]
USD0	NOK1	Bank of New York Mellon	1/8/2021	— [9]
USD110	CZK2,400	Citibank	1/8/2021	(2)
USD1,773	CAD2,298	Bank of New York Mellon	1/8/2021	(32)
USD1,381	GBP1,033	Bank of New York Mellon	1/8/2021	(32)
USD6,897	CNH45,370	HSBC Bank	1/8/2021	(76)
USD16,938	JPY1,768,460	Morgan Stanley	1/8/2021	(191)
USD5,417	AUD7,360	Citibank	1/8/2021	(258)
USD30,525	MXN613,470	HSBC Bank	1/8/2021	(273)
USD34,411	CAD44,500	Standard Chartered Bank	1/8/2021	(551)
USD31,696	ZAR485,400	Standard Chartered Bank	1/8/2021	(1,290)
USD58,908	ILS194,000	Citibank	1/8/2021	(1,472)
USD129,222	EUR107,429	Bank of New York Mellon	1/8/2021	(2,048)
USD85,324	AUD114,605	JPMorgan Chase	1/8/2021	(3,041)
EUR8,970	USD10,905	Citibank	1/11/2021	56
EUR330,039	USD401,871	Citibank	1/12/2021	1,450
CAD82,700	USD64,620	Goldman Sachs	1/12/2021	354
CNH94,280	USD14,416	UBS AG	1/12/2021	70
JPY1,206,570	EUR9,550	Morgan Stanley	1/12/2021	16
MXN29,170	USD1,466	Morgan Stanley	1/12/2021	(2)
USD15,604	EUR12,815	Citibank	1/12/2021	(56)
USD14,035	AUD18,900	Citibank	1/12/2021	(539)
JPY12,214,450	USD117,075	HSBC Bank	1/14/2021	1,241
CLP13,822,000	USD18,739	Citibank	1/14/2021	712
TRY13,292	USD1,669	Goldman Sachs	1/14/2021	112
KRW80,673,954	USD74,201	HSBC Bank	1/14/2021	79
KRW61,349,900	USD56,451	Standard Chartered Bank	1/14/2021	37
USD16,022	INR1,184,500	HSBC Bank	1/14/2021	(162)
CLP757,383	USD1,035	Citibank	1/15/2021	31
KRW7,493,020	USD6,885	Citibank	1/15/2021	14

Capital World Bond Fund	33

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
USD40	RUB2,900	Citibank	1/15/2021	$1
BRL6,520	USD1,273	Citibank	1/15/2021	(17)
EUR106,392	USD129,265	Goldman Sachs	1/19/2021	772
CNH274,590	USD41,956	Goldman Sachs	1/19/2021	217
KRW31,857,980	USD29,171	Citibank	1/19/2021	163
CZK881,200	EUR33,458	Standard Chartered Bank	1/19/2021	136
MXN23,918	USD1,198	Goldman Sachs	1/19/2021	1
USD1,858	EUR1,529	Goldman Sachs	1/19/2021	(11)
USD39,313	CAD50,100	Barclays Bank PLC	1/19/2021	(50)
USD15,876	MYR64,350	Standard Chartered Bank	1/19/2021	(109)
USD12,300	IDR174,716,930	Citibank	1/19/2021	(113)
USD35,245	CNH230,670	Goldman Sachs	1/19/2021	(182)
USD40,638	CZK881,200	Standard Chartered Bank	1/19/2021	(391)
ILS151,300	USD46,645	Goldman Sachs	1/21/2021	456
JPY11,968,985	USD115,656	Goldman Sachs	1/21/2021	292
JPY10,482,208	USD101,290	Citibank	1/21/2021	255
ILS49,100	USD15,104	JPMorgan Chase	1/21/2021	181
MXN812,004	USD40,558	Morgan Stanley	1/21/2021	147
ZAR53,100	USD3,557	Morgan Stanley	1/21/2021	45
CNH117,600	USD18,030	Goldman Sachs	1/21/2021	29
CNH48,020	USD7,362	Morgan Stanley	1/21/2021	13
USD678	ZAR9,950	JPMorgan Chase	1/21/2021	3
USD2,110	EUR1,725	Standard Chartered Bank	1/21/2021	2
USD30	MXN600	Morgan Stanley	1/21/2021	— [9]
USD1,169	ILS3,800	JPMorgan Chase	1/21/2021	(14)
USD5,218	ZAR77,900	Morgan Stanley	1/21/2021	(67)
BRL22,730	USD4,494	Goldman Sachs	1/21/2021	(118)
USD38,161	NZD53,890	Goldman Sachs	1/21/2021	(619)
KRW38,213,000	USD34,949	Citibank	1/22/2021	237
USD3,954	INR291,790	JPMorgan Chase	1/22/2021	(30)
USD34,601	KRW38,213,000	Citibank	1/22/2021	(585)
GBP29,457	USD39,762	Bank of America	1/25/2021	529
SEK135,600	USD16,237	Citibank	1/25/2021	249
EUR100,283	USD122,346	HSBC Bank	1/25/2021	242
EUR15,328	USD18,698	Bank of New York Mellon	1/25/2021	39
CZK98,330	USD4,580	JPMorgan Chase	1/25/2021	(2)
USD4,482	CAD5,716	Citibank	1/25/2021	(9)
USD34,492	EUR28,260	Citibank	1/25/2021	(53)
USD68,006	EUR55,749	Bank of New York Mellon	1/25/2021	(143)
CAD82,180	USD62,910	Morgan Stanley	1/29/2021	1,659
CAD81,110	USD62,179	Citibank	1/29/2021	1,549
MXN477,620	USD22,875	Morgan Stanley	1/29/2021	1,046
MXN478,610	USD23,028	Morgan Stanley	1/29/2021	943
ZAR193,290	USD12,242	JPMorgan Chase	1/29/2021	857
EUR36,146	DKK268,937	Citibank	1/29/2021	14
EUR87,685	DKK652,607	Citibank	1/29/2021	2
EUR4,515	DKK33,598	Goldman Sachs	1/29/2021	1
EUR4,514	DKK33,598	Citibank	1/29/2021	— [9]
USD21,305	AUD28,160	HSBC Bank	1/29/2021	(412)
USD11,678	ZAR193,290	Bank of America	1/29/2021	(1,421)
USD44,445	MXN956,230	Morgan Stanley	1/29/2021	(3,446)
USD123,127	CAD163,290	Citibank	1/29/2021	(5,171)
RUB3,718,410	USD48,467	Goldman Sachs	2/10/2021	1,603
CAD106,720	USD82,446	Barclays Bank PLC	2/10/2021	1,406
USD1,508	CAD1,950	Standard Chartered Bank	2/10/2021	(24)
USD75,826	CAD97,490	Goldman Sachs	2/10/2021	(773)
EUR72,269	USD85,922	Citibank	2/22/2021	2,473
EUR12,430	USD15,062	Barclays Bank PLC	2/22/2021	142
USD37,370	GBP28,030	Citibank	2/26/2021	(976)
SEK33,710	USD4,000	Citibank	3/17/2021	101
NOK19,289	USD2,200	Citibank	3/17/2021	49
CZK184,314	EUR7,000	JPMorgan Chase	3/17/2021	19

34	Capital World Bond Fund

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
USD1,127	AUD1,500	Bank of New York Mellon	3/17/2021	$(30)
PLN4,436	EUR1,000	JPMorgan Chase	3/17/2021	(36)
HUF713,184	EUR2,000	JPMorgan Chase	3/17/2021	(45)
USD7,080	NZD10,000	Citibank	3/17/2021	(117)
				$3,180

Swap contracts

Interest rate swaps

							Unrealized
						Upfront	appreciation
					Value at	premium	(depreciation)
		Expiration	Notional		12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)		(000)	(000)	(000)
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	$805	$—	$805
U.S. EFFR	0.10875%	7/6/2025		$52,600	258	—	258
U.S. EFFR	0.0995%	7/9/2025		26,300	141	—	141
U.S. EFFR	0.105%	7/9/2025		26,300	134	—	134
U.S. EFFR	0.099%	7/10/2025		64,500	348	—	348
3-month Canada BA	0.7325%	7/22/2025	C$	7,450	8	—	8
6-month GBP-LIBOR	0.1912%	10/29/2025		£2,450	— [9]	—	— [9]
(0.4982)%	6-month EURIBOR	12/14/2025		€13,400	(36)	—	(36)
4.67%	28-day MXN-TIIE	12/16/2025	MXN	24,000	(3)	—	(3)
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	1,935	—	1,935
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	1,202	—	1,202
0.0079%	6-month JPY-LIBOR	4/8/2030		5,390,000	(106)	—	(106)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	2,482	—	2,482
6-month GBP-LIBOR	0.5822%	10/29/2050		610	(2)	—	(2)
6-month EURIBOR	(0.0393)%	12/14/2050		€2,220	13	—	13
						$—	$7,179

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

					Upfront	Unrealized
				Value at	premium	depreciation
	Pay/	Expiration	Notional	12/31/2020	(received) paid	at 12/31/2020
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$47,295	$(4,405)	$(4,105)	$(300)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	422,280	(10,332)	(9,177)	(1,155)
CDX.EM.34	1.00%/Quarterly	12/20/2025	100,000	2,408	5,070	(2,662)
					$(8,212)	$(4,117)

Investments in affiliates17

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 7.47%
Money market investments 7.47%
Capital Group Central Cash Fund 0.12%[16]	$580,187	$5,441,526	$4,914,013	$681	$(1,060)	$1,107,321	$3,858

Capital World Bond Fund	35

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,404,499,000, which represented 9.47% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,904,000, which represented .15% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Amount less than one thousand.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,462,000, which represented .25% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,902,000, which represented .05% of the net assets of the fund.
[13]	Value determined using significant unobservable inputs.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.

	Acquisition	Cost	Value	Percent of net
Private placement security	date	(000)	(000)	assets
Advanz Pharma Corp. Ltd.	8/31/2018	$670	$234.00%

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

DOP = Dominican pesos

EFFR = Effective Federal Funds Rate

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

GHS = Ghanaian cedi

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

S$ = Singapore dollars

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD/$ = U.S. dollars

ZAR = South African rand

ZMW = Zambian kwacha

See notes to financial statements.

36	Capital World Bond Fund

Financial statements

Statement of assets and liabilities
at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,585,331)	$13,608,755
Affiliated issuers (cost: $1,107,279)	1,107,321	$14,716,076
Cash		39,265
Cash denominated in currencies other than U.S. dollars (cost: $602)		610
Unrealized appreciation on open forward currency contracts		34,249
Receivables for:
Sales of investments	211,915
Sales of fund’s shares	23,295
Dividends and interest	112,877
Variation margin on futures contracts	796
Variation margin on swap contracts	116
Other	2,858	351,857
		15,142,057
Liabilities:
Unrealized depreciation on open forward currency contracts		31,069
Payables for:
Purchases of investments	267,368
Repurchases of fund’s shares	9,559
Investment advisory services	5,347
Services provided by related parties	2,387
Trustees’ deferred compensation	248
Variation margin on futures contracts	1,253
Variation margin on swap contracts	499
Other	583	287,244
Net assets at December 31, 2020		$14,823,744

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,758,907
Total distributable earnings		1,064,837
Net assets at December 31, 2020		$14,823,744

See notes to financial statements.

Capital World Bond Fund	37

Statement of assets and liabilities
at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (688,236 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,999,417	278,420		$21.55
Class C	117,667	5,558		21.17
Class T	11	—	*	21.54
Class F-1	187,024	8,700		21.50
Class F-2	1,181,479	54,920		21.51
Class F-3	1,165,677	54,137		21.53
Class 529-A	335,443	15,520		21.61
Class 529-C	18,190	852		21.36
Class 529-E	14,006	652		21.47
Class 529-T	12	1		21.54
Class 529-F-1	10	1		21.46
Class 529-F-2	43,235	2,007		21.55
Class 529-F-3	10	—	*	21.54
Class R-1	7,558	355		21.32
Class R-2	107,254	5,036		21.30
Class R-2E	7,640	356		21.49
Class R-3	146,330	6,802		21.51
Class R-4	96,003	4,459		21.53
Class R-5E	24,750	1,150		21.51
Class R-5	55,678	2,582		21.56
Class R-6	5,316,350	246,728		21.55

*	Amount less than one thousand.

See notes to financial statements.

38	Capital World Bond Fund

Financial statements (continued)

Statement of operations
for the year ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,516)	$351,284
Dividends (includes $3,858 from affiliates)	3,865	$355,149
Fees and expenses*:
Investment advisory services	60,417
Distribution services	19,286
Transfer agent services	14,658
Administrative services	4,170
Reports to shareholders	835
Registration statement and prospectus	522
Trustees’ compensation	95
Auditing and legal	209
Custodian	879
Other	342
Total fees and expenses before reimbursement	101,413
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		101,413
Net investment income		253,736

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,260):
Unaffiliated issuers	243,380
Affiliated issuers	681
Futures contracts	13,551
Forward currency contracts	108,575
Swap contracts	(25,168)
Currency transactions	(7,813)	333,206
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $266):
Unaffiliated issuers	680,390
Affiliated issuers	(1,060)
Futures contracts	9,177
Forward currency contracts	8,991
Swap contracts	278
Currency translations	1,813	699,589
Net realized gain and unrealized appreciation		1,032,795
Net increase in net assets resulting from operations		$1,286,531

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

Capital World Bond Fund	39

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31,
	2020	2019
Operations:
Net investment income	$253,736	$333,152
Net realized gain	333,206	196,964
Net unrealized appreciation	699,589	520,661
Net increase in net assets resulting from operations	1,286,531	1,050,777

Distributions paid to shareholders	(486,189)	(343,762)

Net capital share transactions	(322,747)	474,218

Total increase in net assets	477,595	1,181,233

Net assets:
Beginning of year	14,346,149	13,164,916
End of year	$14,823,744	$14,346,149

See notes to financial statements.

40	Capital World Bond Fund

Notes to financial statements

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Prior to June 30, 2020, the initial sales charge was up to 3.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Capital World Bond Fund	41

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and

42	Capital World Bond Fund

forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

Capital World Bond Fund	43

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,340,290	$—		$2,340,290
Japanese yen	—	1,463,673	—		1,463,673
Chinese yuan renminbi	—	930,820	—		930,820
British pounds	—	507,233	—		507,233
Canadian dollars	—	343,531	—		343,531
Mexican pesos	—	343,158	—		343,158
Malaysian ringgits	—	282,452	—		282,452
Danish kroner	—	266,175	—		266,175
Australian dollars	—	221,553	—		221,553
Russian rubles	—	157,002	—		157,002
Colombian pesos	—	112,300	—		112,300
Israeli shekels	—	98,434	—		98,434
Indonesian rupiah	—	98,194	—		98,194
South Korean won	—	86,934	—		86,934
Brazilian reais	—	68,727	—		68,727
New Zealand dollars	—	58,849	—		58,849
South African rand	—	51,224	—		51,224
Norwegian kroner	—	42,840	—		42,840
Ukrainian hryvnia	—	41,987	—		41,987
Thai baht	—	38,776	—		38,776
Singapore dollars	—	38,366	—		38,366
Chilean pesos	—	31,550	—		31,550
Peruvian nuevos soles	—	26,009	—		26,009
Polish zloty	—	23,072	—		23,072
Indian rupees	—	22,403	—		22,403
Dominican pesos	—	8,966	—		8,966
Romanian leu	—	8,163	—		8,163
Hungarian forints	—	3,439	—		3,439
Turkish lira	—	2,655	—		2,655
Ghanaian cedi	—	356	—		356
Zambian kwacha	—	174	—		174
Egyptian pounds	—	32	—		32
U.S. dollars	—	5,827,326	—		5,827,326
Convertible bonds & notes	—	5,552	—		5,552
Convertible stocks	567	360	—		927
Common stocks	3,306	—	6,902		10,208
Rights & warrants	—	—	—	*	—	*
Short-term securities	1,107,321	45,405	—		1,152,726
Total	$1,111,194	$13,597,980	$6,902		$14,716,076

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,946	$—	$—	$3,946
Unrealized appreciation on open forward currency contracts	—	34,249	—	34,249
Unrealized appreciation on interest rate swaps	—	7,326	—	7,326
Liabilities:
Unrealized depreciation on futures contracts	(873)	—	—	(873)
Unrealized depreciation on open forward currency contracts	—	(31,069)	—	(31,069)
Unrealized depreciation on interest rate swaps	—	(147)	—	(147)
Unrealized depreciation on credit default swaps	—	(4,117)	—	(4,117)
Total	$3,073	$6,242	$—	$9,315

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

44	Capital World Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Capital World Bond Fund	45

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

46	Capital World Bond Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,611,860,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,480,586,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Capital World Bond Fund	47

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $1,731,778,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $500,618,000.

48	Capital World Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,946	Unrealized depreciation*	$873
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	34,249	Unrealized depreciation on open forward currency contracts	31,069
Swap	Interest	Unrealized appreciation*	7,326	Unrealized depreciation*	147
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,117
			$45,521		$36,206

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$13,551	Net unrealized appreciation on futures contracts	$9,177
Forward currency	Currency	Net realized gain on forward currency contracts	108,575	Net unrealized appreciation on forward currency contracts	8,991
Swap	Interest	Net realized loss on swap contracts	(19,595)	Net unrealized appreciation on swap contracts	9,191
Swap	Credit	Net realized loss on swap contracts	(5,573)	Net unrealized depreciation on swap contracts	(8,913)
			$96,958		$18,446

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital World Bond Fund	49

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$529	$(529)	$—	$—	$—
Bank of New York Mellon	5,129	(2,472)	(2,657)	—	—
Barclays Bank PLC	1,713	(50)	—	(1,620)	43
Citibank	11,858	(10,119)	—	(1,739)	—
Goldman Sachs	3,928	(1,742)	—	(2,186)	—
HSBC Bank	2,273	(1,212)	(1,061)	—	—
JPMorgan Chase	1,470	(1,470)	—	—	—
Morgan Stanley	3,992	(3,992)	—	—	—
Standard Chartered Bank	249	(249)	—	—	—
UBS AG	3,108	—	(3,106)	—	2
Total	$34,249	$(21,835)	$(6,824)	$(5,545)	$45
Liabilities:
Bank of America	$4,007	$(529)	$(3,478)	$—	$—
Bank of New York Mellon	2,472	(2,472)	—	—	—
Barclays Bank PLC	50	(50)	—	—	—
Citibank	10,119	(10,119)	—	—	—
Goldman Sachs	1,742	(1,742)	—	—	—
HSBC Bank	1,212	(1,212)	—	—	—
JPMorgan Chase	3,168	(1,470)	(1,240)	—	458
Morgan Stanley	4,233	(3,992)	(241)	—	—
Standard Chartered Bank	4,066	(249)	(3,817)	—	—
Total	$31,069	$(21,835)	$(8,776)	$—	$458

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

50	Capital World Bond Fund

During the year ended December 31, 2020, the fund reclassified $6,183,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed long-term capital gain	$92,232
Late year ordinary loss deferral[1]	(17,141)
Gross unrealized appreciation on investments	1,139,647
Gross unrealized depreciation on investments	(123,440)
Net unrealized appreciation on investments	1,016,207
Cost of investments	13,717,396

[1]	This deferral is considered incurred in the subsequent year.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2020						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$115,663		$71,624		$187,287		$116,029		$11,877		$127,906
Class C	1,807		1,457		3,264		2,528		380		2,908
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	3,878		2,256		6,134		4,500		442		4,942
Class F-2	25,678		14,023		39,701		25,824		1,930		27,754
Class F-3	32,399		13,735		46,134		53,911		4,684		58,595
Class 529-A	6,215		3,980		10,195		6,004		628		6,632
Class 529-C	410		235		645		766		118		884
Class 529-E	257		169		426		270		30		300
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	649		21		670		900		84		984
Class 529-F-2[3]	266		494		760
Class 529-F-3[3]	—	[2]	—	[2]	—	[2]
Class R-1	99		93		192		100		16		116
Class R-2	1,469		1,297		2,766		1,588		234		1,822
Class R-2E	124		91		215		108		15		123
Class R-3	2,514		1,755		4,269		2,544		292		2,836
Class R-4	1,943		1,148		3,091		1,925		187		2,112
Class R-5E	340		293		633		144		16		160
Class R-5	1,279		666		1,945		1,688		110		1,798
Class R-6	115,428		62,434		177,862		95,063		8,827		103,890
Total	$310,418		$175,771		$486,189		$313,892		$29,870		$343,762

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2020, the investment advisory services fee was $60,417,000, which was equivalent to an annualized rate of 0.435% of average daily net assets.

Capital World Bond Fund	51

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

52	Capital World Bond Fund

For the year ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$14,447		$11,007		$1,703		Not applicable
Class C	1,404		283		43		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	478		384		58		Not applicable
Class F-2	Not applicable		1,223		317		Not applicable
Class F-3	Not applicable		247		448		Not applicable
Class 529-A	732		560		93		$191
Class 529-C	347		71		11		22
Class 529-E	66		10		4		9
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	61		10		21
Class 529-F-2†	Not applicable		10		2		4
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	72		13		2		Not applicable
Class R-2	784		377		32		Not applicable
Class R-2E	44		17		2		Not applicable
Class R-3	686		222		41		Not applicable
Class R-4	226		96		27		Not applicable
Class R-5E	Not applicable		19		4		Not applicable
Class R-5	Not applicable		31		16		Not applicable
Class R-6	Not applicable		27		1,357		Not applicable
Total class-specific expenses	$19,286		$14,658		$4,170		$247

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $95,000 in the fund’s statement of operations reflects $66,000 in current fees (either paid in cash or deferred) and a net increase of $29,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $72,813,000 and $148,539,000, respectively, which generated $7,472,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2020.

Capital World Bond Fund	53

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$632,918	30,480		$185,433		8,906		$(834,621)	(40,752)	$(16,270)	(1,366)
Class C	17,051	839		3,247		159		(88,428)	(4,372)	(68,130)	(3,374)
Class T	—	—		—		—		—	—	—	—
Class F-1	27,498	1,347		6,004		290		(66,656)	(3,285)	(33,154)	(1,648)
Class F-2	464,254	22,545		38,975		1,876		(318,269)	(15,584)	184,960	8,837
Class F-3	518,597	25,074		45,433		2,225		(1,693,786)	(84,120)	(1,129,756)	(56,821)
Class 529-A	69,301	3,335		10,192		487		(63,006)	(3,034)	16,487	788
Class 529-C	5,331	262		644		32		(44,848)	(2,197)	(38,873)	(1,903)
Class 529-E	1,787	86		425		20		(3,205)	(156)	(993)	(50)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,093	346		671		34		(49,181)	(2,359)	(41,417)	(1,979)
Class 529-F-2[3]	43,251	2,057		758		35		(1,845)	(85)	42,164	2,007
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	1,855	90		192		10		(2,155)	(106)	(108)	(6)
Class R-2	22,854	1,122		2,762		133		(33,878)	(1,677)	(8,262)	(422)
Class R-2E	2,823	138		215		10		(2,945)	(144)	93	4
Class R-3	42,801	2,067		4,260		205		(47,259)	(2,304)	(198)	(32)
Class R-4	32,470	1,575		3,091		149		(33,297)	(1,629)	2,264	95
Class R-5E	19,576	939		628		30		(4,172)	(202)	16,032	767
Class R-5	11,163	542		1,945		94		(12,605)	(616)	503	20
Class R-6	1,224,018	58,657		177,684		8,541		(649,801)	(32,387)	751,901	34,811
Total net increase (decrease)	$3,144,651	151,501		$482,559		23,236		$(3,949,957)	(195,009)	$(322,747)	(20,272)

Year ended December 31, 2019

Class A	$579,023	28,965		$126,446		6,285		$(822,413)	(41,185)	$(116,944)	(5,935)
Class C	19,661	1,002		2,884		146		(64,973)	(3,314)	(42,428)	(2,166)
Class T	—	—		—		—		—	—	—	—
Class F-1	38,903	1,954		4,842		242		(84,085)	(4,229)	(40,340)	(2,033)
Class F-2	356,498	17,910		27,246		1,358		(737,878)	(36,501)	(354,134)	(17,233)
Class F-3	487,865	24,423		57,536		2,862		(443,245)	(22,231)	102,156	5,054
Class 529-A	42,049	2,099		6,629		329		(57,179)	(2,848)	(8,501)	(420)
Class 529-C	7,507	381		884		44		(23,725)	(1,200)	(15,334)	(775)
Class 529-E	1,885	94		299		15		(3,501)	(176)	(1,317)	(67)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,712	387		984		49		(8,846)	(443)	(150)	(7)
Class R-1	1,611	81		115		5		(2,391)	(121)	(665)	(35)
Class R-2	22,261	1,130		1,822		91		(33,610)	(1,706)	(9,527)	(485)
Class R-2E	2,666	134		123		6		(969)	(49)	1,820	91
Class R-3	31,834	1,600		2,832		141		(35,166)	(1,762)	(500)	(21)
Class R-4	18,762	939		2,111		105		(28,276)	(1,419)	(7,403)	(375)
Class R-5E	5,602	282		159		8		(1,571)	(79)	4,190	211
Class R-5	15,292	768		1,798		89		(45,527)	(2,257)	(28,437)	(1,400)
Class R-6	1,023,439	51,203		103,889		5,164		(135,596)	(6,764)	991,732	49,603
Total net increase (decrease)	$2,662,570	133,352		$340,599		16,939		$(2,528,951)	(126,284)	$474,218	24,007

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,710,659,000 and $16,452,219,000, respectively, during the year ended December 31, 2020.

54	Capital World Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2020	$20.26	$.34	$1.64	$1.98	$(.40)	$(.29)	$—	$(.69)	$21.55	9.90%	$5,999		.93%		.93%		1.62%
12/31/2019	19.25	.44	1.03	1.47	(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
12/31/2018	19.97	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
12/31/2017	18.96	.42	.95	1.37	(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
12/31/2016[5,6]	20.51	.10	(1.42)	(1.32)	(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[7]	5,824		.24	[7]	.24	[7]	.52	[7]
9/30/2016	19.21	.38	1.15	1.53	(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
Class C:
12/31/2020	19.91	.18	1.61	1.79	(.24)	(.29)	—	(.53)	21.17	9.09	118		1.67		1.67		.90
12/31/2019	18.92	.29	1.01	1.30	(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
12/31/2018	19.63	.28	(.73)	(.45)	(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
12/31/2017	18.64	.26	.93	1.19	(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
12/31/2016[5,6]	20.13	.06	(1.40)	(1.34)	(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[7]	337		.44	[7]	.44	[7]	.32	[7]
9/30/2016	18.88	.22	1.12	1.34	(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
Class T:
12/31/2020	20.26	.38	1.64	2.02	(.45)	(.29)	—	(.74)	21.54	10.13 [8]	—	[9]	.68	[8]	.68	[8]	1.83	[8]
12/31/2019	19.25	.49	1.03	1.52	(.44)	(.07)	—	(.51)	20.26	7.93 [8]	—	[9]	.69	[8]	.69	[8]	2.44	[8]
12/31/2018	19.97	.49	(.75)	(.26)	(.46)	—	—	(.46)	19.25	(1.32)[8]	—	[9]	.72	[8]	.72	[8]	2.48	[8]
12/31/2017[5,10]	19.32	.35	.60	.95	(.12)	—	(.18)	(.30)	19.97	4.95 [7,8]	—	[9]	.73	[8,11]	.73	[8,11]	2.37	[8,11]
Class F-1:
12/31/2020	20.21	.33	1.65	1.98	(.40)	(.29)	—	(.69)	21.50	9.93	187		.93		.93		1.62
12/31/2019	19.20	.45	1.02	1.47	(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
12/31/2018	19.92	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
12/31/2017	18.92	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
12/31/2016[5,6]	20.46	.10	(1.41)	(1.31)	(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[7]	322		.22	[7]	.22	[7]	.53	[7]
9/30/2016	19.09	.38	1.13	1.51	(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
Class F-2:
12/31/2020	20.23	.40	1.64	2.04	(.47)	(.29)	—	(.76)	21.51	10.25	1,182		.60		.60		1.95
12/31/2019	19.22	.51	1.02	1.53	(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
12/31/2018	19.94	.51	(.75)	(.24)	(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
12/31/2017	18.93	.47	.95	1.42	(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
12/31/2016[5,6]	20.49	.12	(1.42)	(1.30)	(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[7]	1,933		.16	[7]	.16	[7]	.60	[7]
9/30/2016	19.20	.44	1.14	1.58	(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
Class F-3:
12/31/2020	20.24	.42	1.65	2.07	(.49)	(.29)	—	(.78)	21.53	10.39	1,166		.50		.50		2.07
12/31/2019	19.23	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
12/31/2018	19.95	.52	(.75)	(.23)	(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
12/31/2017[5,12]	19.08	.48	.83	1.31	(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770		.55	[11]	.55	[11]	2.58	[11]
Class 529-A:
12/31/2020	20.32	.33	1.64	1.97	(.39)	(.29)	—	(.68)	21.61	9.84	335		.96		.96		1.59
12/31/2019	19.30	.44	1.03	1.47	(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
12/31/2018	20.02	.43	(.75)	(.32)	(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	.41	.95	1.36	(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[5,6]	20.57	.10	(1.44)	(1.34)	(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[7]	289		.26	[7]	.26	[7]	.50	[7]
9/30/2016	19.26	.37	1.15	1.52	(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85

See end of table for footnotes.

Capital World Bond Fund	55

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2020	$20.07	$.17	$1.63	$1.80	$(.22)	$(.29)	$—	$(.51)	$21.36	9.04%	$18		1.71%		1.71%		.86%
12/31/2019	19.07	.28	1.02	1.30	(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
12/31/2018	19.78	.28	(.74)	(.46)	(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
12/31/2017	18.77	.25	.94	1.19	(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
12/31/2016[5,6]	20.27	.06	(1.41)	(1.35)	(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[7]	109		.45	[7]	.45	[7]	.31	[7]
9/30/2016	19.00	.21	1.14	1.35	(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
Class 529-E:
12/31/2020	20.18	.30	1.65	1.95	(.37)	(.29)	—	(.66)	21.47	9.76	14		1.10		1.10		1.45
12/31/2019	19.18	.40	1.02	1.42	(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
12/31/2017	18.89	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
12/31/2016[5,6]	20.43	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[7]	15		.30	[7]	.30	[7]	.46	[7]
9/30/2016	19.14	.33	1.14	1.47	(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
Class 529-T:
12/31/2020	20.26	.37	1.64	2.01	(.44)	(.29)	—	(.73)	21.54	10.07 [8]	—	[9]	.73	[8]	.73	[8]	1.80	[8]
12/31/2019	19.25	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.26	7.87 [8]	—	[9]	.76	[8]	.76	[8]	2.40	[8]
12/31/2018	19.97	.48	(.75)	(.27)	(.45)	—	—	(.45)	19.25	(1.36)[8]	—	[9]	.76	[8]	.76	[8]	2.43	[8]
12/31/2017[5,10]	19.32	.34	.61	.95	(.12)	—	(.18)	(.30)	19.97	4.91 [7,8]	—	[9]	.78	[8,11]	.78	[8,11]	2.33	[8,11]
Class 529-F-1:
12/31/2020	20.19	.38	1.63	2.01	(.45)	(.29)	—	(.74)	21.46	10.08 [8]	—	[9]	.73	[8]	.73	[8]	1.86	[8]
12/31/2019	19.18	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
12/31/2018	19.90	.47	(.74)	(.27)	(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
12/31/2017	18.90	.45	.94	1.39	(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
12/31/2016[5,6]	20.46	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[7]	35		.20	[7]	.20	[7]	.56	[7]
9/30/2016	19.16	.41	1.15	1.56	(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
Class 529-F-2:
12/31/2020[5,13]	21.00	.06	.87	.93	(.11)	(.27)	—	(.38)	21.55	4.47 [7]	43		.11	[7]	.11	[7]	.28	[7]
Class 529-F-3:
12/31/2020[5,13]	21.00	.06	.87	.93	(.12)	(.27)	—	(.39)	21.54	4.46 [7]	—	[9]	.13	[7]	.09	[7]	.30	[7]
Class R-1:
12/31/2020	20.05	.19	1.63	1.82	(.26)	(.29)	—	(.55)	21.32	9.14	8		1.65		1.65		.91
12/31/2019	19.05	.30	1.02	1.32	(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
12/31/2018	19.77	.29	(.74)	(.45)	(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
12/31/2017	18.77	.27	.94	1.21	(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
12/31/2016[5,6]	20.27	.07	(1.41)	(1.34)	(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[7]	11		.42	[7]	.42	[7]	.34	[7]
9/30/2016	19.01	.23	1.13	1.36	(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20

See end of table for footnotes.

56	Capital World Bond Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2020	$20.03	$.20	$1.63	$1.83	$(.27)	$(.29)	$—	$(.56)	$21.30	9.20%	$107		1.59%		1.59%		.96%
12/31/2019	19.04	.30	1.02	1.32	(.26)	(.07)	—	(.33)	20.03	6.93	109		1.62		1.62		1.54
12/31/2018	19.75	.30	(.73)	(.43)	(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
12/31/2017	18.76	.28	.94	1.22	(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
12/31/2016[5,6]	20.27	.07	(1.42)	(1.35)	(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[7]	133		.42	[7]	.42	[7]	.34	[7]
9/30/2016	19.00	.23	1.14	1.37	(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
Class R-2E:
12/31/2020	20.21	.26	1.63	1.89	(.32)	(.29)	—	(.61)	21.49	9.47	8		1.32		1.32		1.24
12/31/2019	19.20	.36	1.04	1.40	(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
12/31/2018	19.93	.36	(.76)	(.40)	(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
12/31/2017	18.93	.34	.95	1.29	(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
12/31/2016[5,6]	20.47	.08	(1.42)	(1.34)	(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[7]	2		.34	[7]	.34	[7]	.42	[7]
9/30/2016	19.20	.30	1.18	1.48	(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
Class R-3:
12/31/2020	20.23	.29	1.64	1.93	(.36)	(.29)	—	(.65)	21.51	9.64	146		1.15		1.15		1.41
12/31/2019	19.22	.40	1.03	1.43	(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
12/31/2018	19.94	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
12/31/2017	18.93	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
12/31/2016[5,6]	20.47	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[7]	140		.29	[7]	.29	[7]	.47	[7]
9/30/2016	19.17	.32	1.15	1.47	(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
Class R-4:
12/31/2020	20.25	.35	1.64	1.99	(.42)	(.29)	—	(.71)	21.53	9.97	96		.84		.84		1.71
12/31/2019	19.23	.46	1.04	1.50	(.41)	(.07)	—	(.48)	20.25	7.81	89		.86		.86		2.30
12/31/2018	19.95	.45	(.74)	(.29)	(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
12/31/2017	18.95	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
12/31/2016[5,6]	20.50	.11	(1.42)	(1.31)	(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[7]	107		.22	[7]	.22	[7]	.54	[7]
9/30/2016	19.21	.39	1.14	1.53	(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
Class R-5E:
12/31/2020	20.23	.39	1.64	2.03	(.46)	(.29)	—	(.75)	21.51	10.21	25		.63		.63		1.89
12/31/2019	19.22	.50	1.03	1.53	(.45)	(.07)	—	(.52)	20.23	7.98	8		.66		.66		2.48
12/31/2018	19.94	.50	(.75)	(.25)	(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
12/31/2017	18.94	.46	.94	1.40	(.16)	—	(.24)	(.40)	19.94	7.41	—	[9]	.74		.72		2.33
12/31/2016[5,6]	20.50	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[7]	—	[9]	.19	[7]	.19	[7]	.56	[7]
9/30/2016[5,14]	19.02	.36	1.37	1.73	(.25)	—	—	(.25)	20.50	9.21 [7]	—	[9]	.72	[11]	.72	[11]	2.12	[11]
Class R-5:
12/31/2020	20.27	.42	1.64	2.06	(.48)	(.29)	—	(.77)	21.56	10.33	56		.54		.54		2.01
12/31/2019	19.26	.52	1.03	1.55	(.47)	(.07)	—	(.54)	20.27	8.06	52		.56		.56		2.61
12/31/2018	19.98	.51	(.74)	(.23)	(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
12/31/2017	18.97	.49	.95	1.44	(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
12/31/2016[5,6]	20.54	.12	(1.42)	(1.30)	(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[7]	76		.14	[7]	.14	[7]	.62	[7]
9/30/2016	19.24	.45	1.15	1.60	(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
Class R-6:
12/31/2020	20.26	.43	1.64	2.07	(.49)	(.29)	—	(.78)	21.55	10.40	5,316		.48		.48		2.07
12/31/2019	19.25	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.26	8.14	4,294		.50		.50		2.65
12/31/2018	19.97	.52	(.74)	(.22)	(.50)	—	—	(.50)	19.25	(1.11)	3,124		.52		.52		2.67
12/31/2017	18.96	.50	.95	1.45	(.17)	—	(.27)	(.44)	19.97	7.72	2,562		.54		.54		2.56
12/31/2016[5,6]	20.54	.12	(1.43)	(1.31)	(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[7]	2,602		.14	[7]	.14	[7]	.62	[7]
9/30/2016	19.24	.46	1.15	1.61	(.31)	—	—	(.31)	20.54	8.51	2,483		.53		.53		2.35

	Year ended December 31,				Three months ended December 31,	Year ended September 30,
Portfolio turnover rate for all share classes[15,16]	2020	2019	2018	2017	2016[5,6,7]	2016
Excluding mortgage dollar roll transactions	100%	120%	99%	95%	15%	91%
Including mortgage dollar roll transactions	143%	163%	128%	111%	19%	138%

Capital World Bond Fund	57

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	In 2016, the fund changed its fiscal year-end from September to December.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Annualized.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

58	Capital World Bond Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, the three months ended December 31, 2016, and for the year ended September 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the three months ended December 31, 2016, and for the year ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 12, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

Capital World Bond Fund	59

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	Capital World Bond Fund

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,074.57	$4.76	.91%
Class A – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class C – actual return	1,000.00	1,070.25	8.61	1.65
Class C – assumed 5% return	1,000.00	1,016.89	8.39	1.65
Class T – actual return	1,000.00	1,075.36	3.56	.68
Class T – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-1 – actual return	1,000.00	1,074.70	4.86	.93
Class F-1 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class F-2 – actual return	1,000.00	1,075.95	3.09	.59
Class F-2 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class F-3 – actual return	1,000.00	1,076.39	2.56	.49
Class F-3 – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-A – actual return	1,000.00	1,074.17	4.97	.95
Class 529-A – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-C – actual return	1,000.00	1,070.20	8.87	1.70
Class 529-C – assumed 5% return	1,000.00	1,016.64	8.64	1.70
Class 529-E – actual return	1,000.00	1,073.95	5.70	1.09
Class 529-E – assumed 5% return	1,000.00	1,019.71	5.55	1.09
Class 529-T – actual return	1,000.00	1,075.10	3.77	.72
Class 529-T – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 529-F-1 – actual return	1,000.00	1,075.08	3.71	.71
Class 529-F-1 – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-F-2 – actual return†	1,000.00	1,076.23	1.16	.67
Class 529-F-2 – assumed 5% return†	1,000.00	1,021.83	3.41	.67
Class 529-F-3 – actual return†	1,000.00	1,076.59	.95	.55
Class 529-F-3 – assumed 5% return†	1,000.00	1,022.43	2.80	.55
Class R-1 – actual return	1,000.00	1,070.67	8.51	1.63
Class R-1 – assumed 5% return	1,000.00	1,016.99	8.29	1.63
Class R-2 – actual return	1,000.00	1,070.96	8.25	1.58
Class R-2 – assumed 5% return	1,000.00	1,017.24	8.03	1.58
Class R-2E – actual return	1,000.00	1,072.24	6.84	1.31
Class R-2E – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class R-3 – actual return	1,000.00	1,073.07	5.96	1.14
Class R-3 – assumed 5% return	1,000.00	1,019.46	5.80	1.14
Class R-4 – actual return	1,000.00	1,074.58	4.34	.83
Class R-4 – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class R-5E – actual return	1,000.00	1,075.84	3.24	.62
Class R-5E – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5 – actual return	1,000.00	1,076.56	2.83	.54
Class R-5 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class R-6 – actual return	1,000.00	1,076.90	2.51	.48
Class R-6 – assumed 5% return	1,000.00	1,022.79	2.45	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 184 days.

Capital World Bond Fund	61

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2020:

Long-term capital gains	$181,949,000
Foreign taxes	$0.004 per share
Foreign source income	$0.35 per share
Qualified dividend income	$2,487,000
Section 163(j) interest dividends	$275,010,000
Corporate dividends received deduction	$571,000
U.S. government income that may be exempt from state taxation	$15,259,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

62	Capital World Bond Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Capital World Bond Fund	63

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64	Capital World Bond Fund

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Capital World Bond Fund	65

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 – 2003)	87	None
R. Clark Hooper, 1946	2005	Private investor	90	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	89	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

66	Capital World Bond Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Thomas H. Høgh, 1963 President	2001	Partner — Capital Fixed Income Investors, Capital Research Company[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Chairman of the Board, Capital Strategy Research, Inc.[6]
Andrew A. Cormack, 1982 Vice President	2019	Vice President — Capital Fixed Income Investors, Capital Research Company[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Capital World Bond Fund	67

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. FTSE indexes are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

WBF

Registrant:

a) Audit Fees:
Audit	2019	165,000
	2020	321,000

b) Audit-Related Fees:
	2019	3,000
	2020	3,000

c) Tax Fees:
	2019	22,000
	2020	11,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,812,000
	2020	1,477,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2019	46,000
	2020	40,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,885,000 for fiscal year 2019 and $1,531,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2021